T. ROWE PRICE Multi-Strategy Total Return Fund
January 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 3.50%, 11/23/31 (EUR)  260,000 235
Total Albania (Cost
$246
)
235
ARGENTINA 0.0%
Common Stocks 0.0%
MercadoLibre (USD) (1) 82 97
Total Argentina (Cost
$70
)
97
AUSTRALIA 0.2%
Common Stocks 0.0%
BHP Group  1,342 47
Goodman Group  1,270 18
IGO  2,629 27
Northern Star Resources  2,395 22
South32  8,392 27
141
Government Bonds 0.2%
Commonwealth of Australia, Series 162, 1.75%, 6/21/51  1,165,000 517
517
Total Australia (Cost
$634
)
658
AUSTRIA 0.0%
Common Stocks 0.0%
BAWAG Group  133 8
Total Austria (Cost
$6
)
8
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (2)(3) 310,000 255
Total Bahamas (Cost
$240
)
255
BRAZIL 1.9%
Common Stocks 0.1%
B3  174,514 446

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
NU Holdings, Class A (USD) (1) 10,376 48
494
Corporate Bonds 0.6%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (2)(3) 200,000 166
ERO Copper, 6.50%, 2/15/30 (USD) (3) 440,000 375
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (3) 700,000 598
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (3) 280,000 242
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 268
MercadoLibre, 3.125%, 1/14/31 (USD) (2) 200,000 160
Suzano Austria, Series DM3N, 3.125%, 1/15/32 (USD)  300,000 239
2,048
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  18,805,000 3,402
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  3,083,000 521
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  826,000 136
4,059
Total Brazil (Cost
$6,930
)
6,601
CANADA 1.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (3) 305,000 213
213
Bank Loans 0.1% (4)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 8.813%, 3/27/28 (5) 420,728 300
300
Common Stocks 0.4%
Brookfield (USD)  465 17
Brookfield Asset Management, Class A (USD) (1) 116 4
Canadian Natural Resources  686 42
Canadian Pacific Railway (USD)  2,482 196
Constellation Software  27 48
Descartes Systems Group (USD) (1) 348 26
ERO Copper (1) 682 11
Magna International (USD)  573 37
MDA (1) 11,238 58
Nutrien (USD)  6,563 543
Shopify, Class A (USD) (1) 7,496 369
Suncor Energy  864 30
TC Energy (USD)  385 17

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Wesdome Gold Mines (1) 738 4
1,402
Corporate Bonds 0.5%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2)(3) 1,205,000 1,203
Enbridge, VR, 7.375%, 1/15/83 (USD) (6) 325,000 326
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (6) 200,000 210
1,739
Total Canada (Cost
$3,611
)
3,654
CHILE 0.4%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD) (6) 310,000 301
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 192
Empresa de Transporte de Pasajeros Metro, 3.65%, 5/7/30
(USD)  300,000 276
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 299
VTR Comunicaciones, 5.125%, 1/15/28 (USD)  310,000 218
Total Chile (Cost
$1,371
)
1,286
CHINA 1.1%
Common Stocks 0.5%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding (HKD) (1) 6,800 94
BeiGene, ADR (USD) (1) 72 18
Beijing Capital International Airport, Class H (HKD) (1) 64,000 49
H World Group, ADR (USD)  6,648 316
Kanzhun, ADR (USD) (1) 8,608 209
KE Holdings, ADR (USD) (1) 2,817 52
Li Ning (HKD)  3,000 30
Meituan, Class B (HKD) (1) 9,050 202
Silergy (TWD)  5,000 102
Tencent Holdings (HKD)  9,209 449
Wuxi Biologics Cayman (HKD) (1) 1,000 8
Zai Lab, ADR (USD) (1) 177 7
Zhongsheng Group Holdings (HKD)  2,000 11
1,547
Common Stocks - China A Shares 0.0%
Fuyao Glass Industry Group, Class A (CNH)  5,300 31
Kweichow Moutai, A Shares (CNH)  100 27
NARI Technology, A Shares (CNH)  14,328 56

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Shenzhen Inovance Technology, A Shares (CNH)  3,600 38
152
Convertible Bonds 0.2%
H World Group, 3.00%, 5/1/26 (USD)  230,000 309
Vnet Group, Zero Coupon, 2/1/26 (USD)  530,000 456
765
Corporate Bonds 0.4%
Country Garden Holdings, 3.30%, 1/12/31 (USD) (2) 360,000 212
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(7) 1,515,000 284
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 155
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (7) 200,000 45
Times China Holdings, 6.75%, 7/8/25 (USD) (7) 200,000 41
Yunda Holding Investment, 2.25%, 8/19/25 (USD)  310,000 280
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 281
1,298
Total China (Cost
$3,731
)
3,762
COLOMBIA 0.8%
Corporate Bonds 0.5%
Aris Mining, 6.875%, 8/9/26 (USD) (3) 640,000 543
Banco de Bogota, 6.25%, 5/12/26 (USD)  310,000 308
Bancolombia, VR, 4.625%, 12/18/29 (USD) (6) 300,000 274
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 281
Geopark, 5.50%, 1/17/27 (USD)  300,000 267
1,673
Government Bonds 0.3%
Republic of Colombia, 3.875%, 4/25/27 (USD)  300,000 272
Republic of Colombia, 4.50%, 1/28/26 (USD)  200,000 192
Republic of Colombia, Series B, 7.00%, 3/26/31  3,590,000,000 572
1,036
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $30 (USD) (1)(8) † 30
30
Total Colombia (Cost
$2,801
)
2,739
COSTA RICA 0.2%
Corporate Bonds 0.2%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31
(USD) (3) 585,000 572
Total Costa Rica (Cost
$585
)
572

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
CYPRUS 0.0%
Government Bonds 0.0%
Republic of Cyprus, 2.75%, 5/3/49  210,000 182
Total Cyprus (Cost
$165
)
182
CZECHIA 0.2%
Government Bonds 0.2%
Czech Republic Government Bond, Series 138, 1.75%, 6/23/32  16,000,000 578
Total Czechia (Cost
$552
)
578
DENMARK 0.2%
Common Stocks 0.0%
Ascendis Pharma, ADR (USD) (1) 1,560 194
Genmab (1) 60 23
ROCKWOOL, Class B  36 10
227
Corporate Bonds 0.2%
Danske Bank, VR, 1.226%, 6/22/24 (USD) (3)(6) 225,000 214
DKT Finance, 9.375%, 6/17/23 (USD) (3) 400,000 399
613
Total Denmark (Cost
$797
)
840
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 310
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 227
Total Dominican Republic (Cost
$543
)
537
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  734 11
UPM-Kymmene  672 25
Total Finland (Cost
$33
)
36
FRANCE 0.5%
Common Stocks 0.5%
Airbus  7,832 982

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Alstom  1,885 56
Eurofins Scientific  542 39
Hermes International  26 49
Legrand  117 10
LVMH Moet Hennessy Louis Vuitton  175 153
Pernod Ricard  294 61
Safran  583 84
Schneider Electric  580 94
SPIE  1,008 27
TotalEnergies  1,874 116
Verallia  443 16
1,687
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(5)(8) 8 7
7
Corporate Bonds 0.0%
Altice France Holding, 4.00%, 2/15/28  100,000 73
73
Total France (Cost
$1,517
)
1,767
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 276
Total Georgia (Cost
$273
)
276
GERMANY 1.3%
Common Stocks 0.2%
BioNTech, ADR (USD)  95 14
Delivery Hero (1) 226 14
Infineon Technologies  5,377 194
SAP  2,038 241
Siemens  962 150
Zalando (1) 482 22
635
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD) (2)(3) 400,000 353
353
Government Bonds 0.8%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  2,452,381 2,642
2,642

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.2%
Dr Ing hc F Porsche (1) 342 41
Sartorius (2) 1,691 758
Volkswagen  294 41
840
Total Germany (Cost
$4,572
)
4,470
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 7.125%, 4/4/26 (USD)  310,000 281
Total Ghana (Cost
$299
)
281
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD) (2) 300,000 292
Republic of Guatemala, 4.90%, 6/1/30 (USD) (2) 300,000 288
Total Guatemala (Cost
$602
)
580
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  52,200 590
Samsonite International (1) 9,900 30
Total Hong Kong (Cost
$484
)
620
HUNGARY 0.5%
Common Stocks 0.0%
Wizz Air Holdings (GBP) (1) 297 10
10
Government Bonds 0.5%
Republic of Hungary, 6.125%, 5/22/28 (USD) (3) 270,000 280
Republic of Hungary, Series 27/A, 3.00%, 10/27/27  128,000,000 275
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  131,000,000 301
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  314,290,000 686
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  169,080,000 290
1,832
Total Hungary (Cost
$1,848
)
1,842

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 0.7%
Common Stocks 0.3%
HDFC Bank  19,277 380
HDFC Life Insurance  27,188 193
ICICI Bank  34,608 356
Larsen & Toubro  1,814 47
Voltas  1,969 19
995
Corporate Bonds 0.2%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  290,625 213
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  271,125 195
REC, 2.25%, 9/1/26 (USD)  300,000 266
674
Government Bonds 0.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (2) 300,000 244
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  300,000 283
Republic of India, 6.45%, 10/7/29  32,000,000 374
901
Total India (Cost
$2,733
)
2,570
INDONESIA 0.9%
Corporate Bonds 0.7%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  310,000 291
Bank Negara Indonesia Persero, VR, 4.30% (USD) (6)(9) 620,000 538
Cikarang Listrindo, 4.95%, 9/14/26 (USD) (2) 300,000 284
Freeport Indonesia, 5.315%, 4/14/32 (USD) (3) 460,000 439
Freeport Indonesia, 6.20%, 4/14/52 (USD) (3) 200,000 185
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 279
Pakuwon Jati, 4.875%, 4/29/28 (USD) (2) 300,000 278
Pertamina Persero, 1.40%, 2/9/26 (USD)  300,000 271
2,565
Government Bonds 0.2%
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  9,000,000,000 578
578
Total Indonesia (Cost
$3,080
)
3,143
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 132

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 260
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.01%, 9/29/23
(USD)  150,000 149
Total Ireland (Cost
$596
)
541
ISRAEL 0.5%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (3)(6) 300,000 264
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (3)(6) 325,000 295
Energean Israel Finance, 4.875%, 3/30/26 (USD) (2)(3) 280,000 264
823
Government Bonds 0.3%
State of Israel, Series 0347, 3.75%, 3/31/47  2,854,000 852
852
Total Israel (Cost
$1,894
)
1,675
ITALY 0.7%
Common Stocks 0.4%
Davide Campari-Milano  3,759 41
Ferrari (USD)  3,645 916
GVS (1) 3,574 19
PRADA (HKD)  67,600 432
1,408
Corporate Bonds 0.3%
Enel Finance International, 6.80%, 10/14/25 (USD) (3) 200,000 207
Enel Finance International, 7.75%, 10/14/52 (USD) (3) 200,000 237
Intesa Sanpaolo, VR, 8.248%, 11/21/33 (USD) (3)(6) 645,000 701
1,145
Total Italy (Cost
$2,271
)
2,553
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 302
Total Ivory Coast (Cost
$314
)
302
JAPAN 1.2%
Common Stocks 0.8%
Asics  1,400 33
Daiichi Sankyo  40,500 1,272
Daikin Industries  400 69

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Harmonic Drive Systems  10,600 357
Hoshizaki  2,000 72
Industrial & Infrastructure Fund Investment  10 11
Istyle (1) 3,700 14
Keyence  1,100 506
MatsukiyoCocokara  500 25
Mitsubishi UFJ Financial Group  30,800 226
Mitsui Fudosan  900 17
Miura  2,400 60
Nippon Sanso Holdings  4,000 65
Recruit Holdings  1,400 45
Seven & i Holdings  800 38
Sony Group  700 63
Suzuki Motor  900 34
2,907
Government Bonds 0.4%
Japan Government Thirty Year Bond, Series 76, 1.40%, 9/20/52  180,750,000 1,330
1,330
Total Japan (Cost
$3,797
)
4,237
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 277
Total Jordan (Cost
$276
)
277
KAZAKHSTAN 0.1%
Corporate Bonds 0.1%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 287
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD) (2) 300,000 231
Total Kazakhstan (Cost
$555
)
518
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
ArcelorMittal, 6.80%, 11/29/32 (USD)  1,230,000 1,288
Total Luxembourg (Cost
$1,222
)
1,288
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0518, 4.921%, 7/6/48  1,280,000 329
Total Malaysia (Cost
$312
)
329

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (3) 230,000 213
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 287
Total Mauritius (Cost
$536
)
500
MEXICO 2.4%
Corporate Bonds 1.1%
Banco Mercantil del Norte, VR, 6.75% (USD) (6)(9) 310,000 304
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD) (6) 300,000 255
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (6) 310,000 295
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  240,000 232
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26 (USD)  300,000 270
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)  330,000 316
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (3) 400,000 325
Petroleos Mexicanos, 5.35%, 2/12/28 (USD) (2) 310,000 271
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  310,000 197
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  315,000 285
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  835,000 694
Sigma Finance Netherlands, 4.875%, 3/27/28 (USD)  300,000 294
3,738
Government Bonds 1.3%
United Mexican States, 6.35%, 2/9/35 (USD)  200,000 213
United Mexican States, Series M, 5.75%, 3/5/26  18,070,000 870
United Mexican States, Series M, 7.75%, 5/29/31  5,600,000 282
United Mexican States, Series M, 8.00%, 11/7/47  5,560,000 272
United Mexican States, Series M 20, 7.50%, 6/3/27  36,620,000 1,851
United Mexican States, Series M 20, 8.50%, 5/31/29  23,316,000 1,228
4,716
Total Mexico (Cost
$8,382
)
8,454
MOROCCO 0.1%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 291
Total Morocco (Cost
$306
)
291
NETHERLANDS 0.5%
Common Stocks 0.4%
Adyen (1) 226 342

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Akzo Nobel  225 17
Argenx, ADR (USD) (1) 132 50
ASM International  159 54
ASML Holding  1,350 893
Heineken  355 35
TKH Group, CVA  1,126 51
Universal Music Group  933 24
1,466
Corporate Bonds 0.1%
NXP, 5.00%, 1/15/33 (USD)  105,000 103
103
Total Netherlands (Cost
$1,332
)
1,569
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  2,036,000 965
Total New Zealand (Cost
$1,129
)
965
NORWAY 0.5%
Common Stocks 0.0%
Equinor  1,817 55
55
Corporate Bonds 0.5%
Var Energi, 8.00%, 11/15/32 (USD) (3) 1,445,000 1,579
1,579
Total Norway (Cost
$1,477
)
1,634
OMAN 0.3%
Corporate Bonds 0.2%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 294
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 296
590
Government Bonds 0.1%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  320,000 315
315
Total Oman (Cost
$910
)
905

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 0.2%
Corporate Bonds 0.1%
Banco General, VR, 5.25% (USD) (6)(9) 300,000 258
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 255
513
Government Bonds 0.1%
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 220
220
Total Panama (Cost
$779
)
733
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 300
Total Paraguay (Cost
$304
)
300
PERU 0.5%
Common Stocks 0.0%
Southern Copper (USD)  480 36
36
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (6) 310,000 286
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (3) 200,000 186
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 259
731
Government Bonds 0.3%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 292
Republic of Peru, 5.94%, 2/12/29  1,250,000 296
Republic of Peru, 6.15%, 8/12/32  1,150,000 262
Republic of Peru, 6.95%, 8/12/31  1,200,000 293
1,143
Total Peru (Cost
$1,915
)
1,910
PHILIPPINES 0.2%
Corporate Bonds 0.1%
Globe Telecom, VR, 4.20% (USD) (6)(9) 300,000 278
278

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 386
386
Total Philippines (Cost
$836
)
664
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  2,540 35
Jeronimo Martins  1,435 31
Total Portugal (Cost
$56
)
66
ROMANIA 0.4%
Government Bonds 0.4%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 206
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 236
Republic of Romania, Series 10Y, 5.00%, 2/12/29  4,500,000 881
Total Romania (Cost
$1,653
)
1,323
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD) (2) 300,000 298
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (6) 200,000 192
Total Saudi Arabia (Cost
$509
)
490
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD)  310,000 269
Total Senegal (Cost
$290
)
269
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  310,000 237
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  100,000,000 779
Total Serbia (Cost
$1,352
)
1,016

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.0%
Common Stocks 0.0%
Sea, ADR (USD) (1) 917 59
Total Singapore (Cost
$55
)
59
SOUTH AFRICA 1.0%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD) (3) 200,000 201
201
Government Bonds 0.9%
Republic of South Africa, Series R186, 10.50%, 12/21/26  30,420,000 1,888
Republic of South Africa, Series R213, 7.00%, 2/28/31  5,400,000 258
Republic of South Africa, Series 2030, 8.00%, 1/31/30  9,880,000 521
Republic of South Africa, Series 2048, 8.75%, 2/28/48  13,199,000 601
3,268
Total South Africa (Cost
$3,697
)
3,469
SOUTH KOREA 0.1%
Common Stocks 0.0%
Hyundai Mobis  258 43
Samsung Electronics  2,538 126
169
Convertible Bonds 0.0%
POSCO Holdings, Zero Coupon, 9/1/26 (EUR)  100,000 105
105
Corporate Bonds 0.1%
SK Hynix, 6.375%, 1/17/28 (USD) (3) 200,000 203
203
Total South Korea (Cost
$462
)
477
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, Class A (1) 11,899 750
Cellnex Telecom  191 7
757

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Cirsa Finance International, 10.375%, 11/30/27 (3) 100,000 114
114
Total Spain (Cost
$794
)
871
SRI LANKA 0.1%
Government Bonds 0.1%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (7) 310,000 110
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (1)(7) 560,000 199
Total Sri Lanka (Cost
$369
)
309
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 9.25%, 10/26/26 (USD) (1)(7) 1,200,000 952
Total Suriname (Cost
$883
)
952
SWEDEN 0.4%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 3M USD LIBOR + 3.50%, 8.235%,
11/16/28 (USD)  594,000 587
Anticimex Global, FRN, 3M USD LIBOR + 4.00%, 8.735%,
11/16/28 (USD)  99,000 98
685
Common Stocks 0.1%
Boliden  1,129 51
Epiroc, Class B  963 16
Sandvik  795 16
Spotify Technology (USD) (1) 395 45
Svenska Cellulosa, Class B  20,826 289
417
Corporate Bonds 0.1%
Castellum, 2.125%, 11/20/23 (EUR)  200,000 210
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 7.288%, 4/15/25
(EUR) (3) 100,000 109
319
Total Sweden (Cost
$1,421
)
1,421

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.1%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  216 33
Julius Baer Group  349 23
Montana Aerospace (1) 1,589 29
Nestle  909 111
Roche Holding  77 24
Total Switzerland (Cost
$197
)
220
TAIWAN 0.2%
Common Stocks 0.2%
Taiwan Semiconductor Manufacturing  46,000 812
Total Taiwan (Cost
$838
)
812
THAILAND 0.7%
Corporate Bonds 0.4%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (6) 310,000 273
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 287
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (6) 310,000 279
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  310,000 254
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 200
1,293
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 296
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  31,603,880 934
1,230
Total Thailand (Cost
$2,707
)
2,523
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
DAE Sukuk Difc, 3.75%, 2/15/26 (USD)  300,000 290
Total United Arab Emirates (Cost
$292
)
290

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 3.6%
Bank Loans 0.2% (4)
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 11/12/26
(USD)  740,672 729
729
Common Stocks 0.7%
Ashtead Group  6,378 420
AstraZeneca, ADR (USD)  1,486 97
Compass Group  2,551 61
Derwent London  10,868 347
Direct Line Insurance Group  1,812 4
Farfetch, Class A (USD) (1) 976 7
London Stock Exchange Group  11,473 1,050
Next  201 16
Novocure (USD) (1) 241 22
Rentokil Initial  5,541 34
Shell  1,605 47
Smiths Group  1,298 28
Trainline (1) 34,680 121
Unilever (EUR)  1,044 53
UNITE Group  929 11
Weir Group  774 17
Wise, Class A (1) 5,610 38
2,373
Corporate Bonds 0.8%
Barclays, VR, 7.437%, 11/2/33 (USD) (6) 200,000 225
BAT Capital, 7.75%, 10/19/32 (USD)  250,000 279
Clear Channel International, 6.625%, 8/1/25 (USD) (2)(3) 400,000 392
eG Global Finance, 8.50%, 10/30/25 (USD) (3) 200,000 190
HSBC Holdings, VR, 5.402%, 8/11/33 (USD) (6) 905,000 899
HSBC Holdings, VR, 8.113%, 11/3/33 (USD) (6) 200,000 229
Rolls-Royce, 3.625%, 10/14/25 (USD) (3) 500,000 466
2,680
Government Bonds 1.9%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  5,279,487 6,478
6,478
Total United Kingdom (Cost
$12,296
)
12,260

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 39.4%
Asset-Backed Securities 2.3%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (3) 465,000 427
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (3) 403,277 333
Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%,
1/15/26  705,000 691
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  65,000 65
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  65,514 63
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (3) 80,000 80
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (3) 61,136 57
Exeter Automobile Receivables Trust, Series 2022-2A, Class D,
4.56%, 7/17/28  340,000 326
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (3) 260,000 247
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (3) 756,425 715
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (3) 248,750 247
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  120,000 120
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (3) 265,950 220
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 6.482%, 5/6/30 (3) 335,000 318
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28 (3) 397,921 383
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (3) 128,120 121
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (3) 260,986 246
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  125,000 125
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  125,000 125
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27 (3) 80,703 78
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (3) 51,744 49
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (3) 320,000 285

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2022-1A, Class C, 5.21%,
8/21/28 (3) 610,000 594
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578%,
6/17/37 (3) 260,000 243
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (3) 100,000 94
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (3) 448,661 438
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (3) 405,138 402
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class
D, 8.197%, 12/15/32 (3) 239,505 240
Santander Retail Auto Lease Trust, Series 2020-A, Class D,
2.52%, 11/20/24 (3) 395,000 392
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (3) 306,491 264
7,988
Bank Loans 7.8% (4)
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 7.73%,
9/19/24  1,367,256 1,368
Aretec Group, FRN, 1M TSFR + 4.25%, 8.911%, 10/1/25  88,843 87
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.57%, 11/3/24  333,372 329
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.82%, 1/31/28  101,879 84
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.82%, 1/20/29  700,000 584
Charter Next Generation, FRN, 3M USD LIBOR + 3.75%, 8.32%,
12/1/27  604,377 600
Churchill Downs, FRN, 3M USD LIBOR + 2.00%, 12/27/24 (10) 1,500,000 1,497
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 8.125%, 11/8/27  590,977 583
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.07%, 9/29/28  594,000 571
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 11.654%, 12/1/28  310,000 258
Diamond, FRN, 3M USD LIBOR + 2.75%, 7.575%, 9/29/28  514,800 509
Edelman Financial Engines Center, FRN, 1M USD LIBOR +
6.75%, 11.32%, 7/20/26  805,000 755
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
10.73%, 5/21/29  465,000 421
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
11.23%, 5/21/29  145,000 131
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.32%,
7/31/28  605,000 602
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 8.561%,
1/27/29  496,250 490
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 7.928%,
10/7/26 (5) 86,893 87
Granite U.S. Holdings, FRN, 3M USD LIBOR + 4.00%, 8.75%,
9/30/26  797,981 797
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 8.32%,
4/30/25  984,549 941

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
HUB International, FRN, 1M USD LIBOR + 3.25%, 4/25/25 (10) 800,000 799
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 8.07%, 7/1/24  985,415 982
Infinite Bidco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 3/2/28  394,000 380
Infinite Bidco, FRN, 3M USD LIBOR + 7.00%, 11.73%, 3/2/29  400,000 358
IRB Holding, FRN, 1M TSFR + 3.00%, 7.687%, 12/15/27  531,167 525
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.32%, 9/13/24  949,036 938
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 8.32%, 9/13/24  884,479 874
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 8.07%, 7/21/28  196,750 191
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 11.32%, 7/20/29  800,000 720
NCL Corp., FRN, 1M TSFR + 2.25%, 6.782%, 1/2/25 (5) 410,000 389
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 4/11/29 (10) 239,000 219
PetSmart, FRN, 1M USD LIBOR + 3.75%, 8.411%, 2/11/28  591,000 586
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
7.82%, 3/10/28  590,239 569
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.57%, 4/24/28  854,188 832
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.07%, 4/23/29  795,000 762
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 8.125%, 2/17/28  432,398 420
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 12.985%,
6/1/29 (5) 400,000 100
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
8.661%, 8/14/26  279,002 277
Select Medical, FRN, 1M USD LIBOR + 2.50%, 7.07%, 3/6/25  800,000 795
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.23%, 10/7/27  997,258 982
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.07%,
2/5/27  492,248 477
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.07%,
2/4/28  495,000 449
Talen Energy Supply, FRN, 3M TSFR + 4.75%, 9.061%,
11/11/23 (1) 700,000 705
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
7.32%, 3/15/24  322,717 322
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 7.57%, 2/5/26  415,148 404
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 7.32%, 5/18/25 (10) 1,042,107 1,035
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.258%,
12/21/27 (5) 511,639 486
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.003%,
12/21/28  580,000 512
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
11.57%, 10/1/29 (5) 85,000 50
26,832
Common Stocks 13.5%
10X Genomics, Class A (1) 206 10
7 Acquisition, Warrants, 11/5/2026 (1) 24,950 3
7 Acquisition, Class A (1) 49,900 516
AbbVie  314 46

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Acadia Realty Trust, REIT  477 7
Accenture, Class A  440 123
Advanced Micro Devices (1) 6,775 509
AGCO  66 9
Agilent Technologies  392 60
Ahren Acquisition, Warrants, 6/17/2028 (1) 36,125 4
Ahren Acquisition, Class A (1) 72,251 744
Air Lease  1,048 47
Air Products & Chemicals  87 28
Airbnb, Class A (1) 110 12
Albemarle  42 12
Alexandria Real Estate Equities, REIT  105 17
Alnylam Pharmaceuticals (1) 295 67
Alphabet, Class A (1) 5,847 578
Alphabet, Class C (1) 2,117 211
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $8 (1)(5)(8) 300 8
Amazon.com (1) 10,076 1,039
Ameren  171 15
American Homes 4 Rent, Class A, REIT  383 13
American International Group  1,242 79
American Tower, REIT  503 112
Ameriprise Financial  117 41
Analog Devices  900 154
Apellis Pharmaceuticals (1) 171 9
Apollo Global Management  756 54
Apple  8,815 1,272
Apple Hospitality REIT, REIT  614 11
Arch Capital Group (1) 594 38
Armstrong World Industries  652 50
Arthur J Gallagher  260 51
AT&T  6,371 130
Atlassian, Class A (1) 1,789 289
AvalonBay Communities, REIT  96 17
Avantor (1) 954 23
Avery Dennison  90 17
Axis Capital Holdings  571 36
Baker Hughes  594 19
Ball  742 43
Bank of America  19,783 702
Bank of New York Mellon  703 36
BankUnited  440 17
Barings BDC  1,605 14
Battery Future Acquisition, Warrants, 5/26/2028 (1) 36,700 3
Battery Future Acquisition, Class A (1) 73,400 758
Beard Energy Transition Acquisition, Warrants, 12/31/2027 (1) 37,050 2
Beard Energy Transition Acquisition, Class A (1) 74,100 761

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Becton Dickinson & Company  233 59
Belden  408 33
Berkshire Hathaway, Class B (1) 35 11
Bill.com Holdings (1) 500 58
Biogen (1) 75 22
BioMarin Pharmaceutical (1) 248 29
Black Knight (1) 294 18
Block, Class A (1) 2,876 235
Blueprint Medicines (1) 228 11
Boeing (1) 124 26
Booking Holdings (1) 43 105
BRC, Class A (1)(2) 801 5
Bright Horizons Family Solutions (1) 1,343 103
Bruker  364 26
Bullpen Parlay Acquisition, Warrants, 12/3/2026 (1) 36,150 2
Bullpen Parlay Acquisition, Class A (1) 72,300 750
Burlington Stores (1) 4,167 958
C4 Therapeutics (1) 495 4
Cactus, Class A  378 20
Camden Property Trust, REIT  82 10
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)(5)(8) 144 79
Capital One Financial  620 74
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/2028 (1) 36,400 2
Capitalworks Emerging Markets Acquisition, Class A (1) 72,800 754
Catalent (1) 253 14
Caterpillar  67 17
Cboe Global Markets  243 30
CC Neuberger Principal Holdings III, Class A (1) 41,992 428
CC Neuberger Principal Holdings III, Class A, Warrants,
12/31/2027 (1) 8,398 1
Cedar Fair  344 14
Centene (1) 498 38
Cerevel Therapeutics Holdings (1)(2) 403 14
Ceridian HCM Holding (1) 530 38
CF Industries Holdings  284 24
ChampionX  657 22
Charles River Laboratories International (1) 86 21
Charles Schwab  12,005 929
Charter Communications, Class A (1) 114 44
Chesapeake Energy  273 24
Chevron  378 66
Chipotle Mexican Grill (1) 32 53
Chubb  2,496 568
Cigna  128 41
Citigroup  1,413 74

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Citizens Financial Group  836 36
CME Group  113 20
CMS Energy  156 10
CNA Financial  31 1
Coca-Cola  372 23
Comcast, Class A  1,105 43
Concord Acquisition Corp. III, Warrants, 12/31/2028 (1) 24,750 2
Concord Acquisition Corp. III, Class A (1) 49,500 509
Confluent, Class A (1) 2,163 50
ConocoPhillips  4,959 604
Cooper  32 11
Corebridge Financial  11,208 244
Costco Wholesale  208 106
Crown Castle, REIT  345 51
CubeSmart, REIT  416 19
Cummins  297 74
Danaher  299 79
Darling Ingredients (1) 477 32
Deckers Outdoor (1) 500 214
Deere  42 18
Denali Therapeutics (1) 318 10
Devon Energy  783 50
Dexcom (1) 230 25
Dime Community Bancshares  586 17
Dollar General  252 59
Dollar Tree (1) 175 26
Dominion Energy  180 11
DoorDash, Class A (1) 1,630 94
Douglas Emmett, REIT  161 3
Doximity, Class A (1) 347 12
DraftKings, Class A (1)(2) 666 10
East West Bancorp  422 33
Element Solutions  508 10
Elevance Health  1,297 648
Eli Lilly  2,279 784
Encore Capital Group (1) 279 16
Endeavor Group Holdings, Class A (1) 1,602 36
Entegris  619 50
EOG Resources  3,447 456
EQRx, Warrants, 12/31/2028 (1) 2,200 1
Equinix, REIT  184 136
Equitable Holdings  1,075 34
Equity LifeStyle Properties, REIT  300 22
Equity Residential, REIT  298 19
Essex Property Trust, REIT  57 13
Estee Lauder, Class A  1,106 306

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1) 3,266 —
Exact Sciences (1) 4,492 303
Exelixis (1) 581 10
Exxon Mobil  959 111
Fate Therapeutics (1) 382 2
FedEx  528 102
Fifth Third Bancorp  1,458 53
First American Financial  283 17
Fiserv (1) 256 27
Floor & Decor Holdings, Class A (1) 316 29
FMC  283 38
Games & Esports Experience Acquisition, Warrants,
10/21/2028 (1) 36,200 1
Games & Esports Experience Acquisition, Class A (1) 72,400 754
GE HealthCare Technologies (1) 4,575 318
General Electric  8,960 721
Goldman Sachs Group  138 50
Green Visor Financial Technology Acquisition I, Warrants,
5/8/2023 (1) 24,900 1
Green Visor Financial Technology Acquisition I, Class A (1) 49,800 518
Guardant Health (1) 205 6
Hartford Financial Services Group  988 77
HashiCorp, Class A (1) 1,445 46
HCA Healthcare  118 30
Hess  4,133 621
Hilton Worldwide Holdings  474 69
Hologic (1) 391 32
Home Depot  518 168
Honeywell International  469 98
Hubbell  106 24
HubSpot (1) 690 239
Humana  123 63
Huntington Bancshares  4,152 63
IAA (1) 9,365 391
Incyte (1) 199 17
Infinite Acquisition, Warrants, 11/23/2028 (1) 37,454 5
Infinite Acquisition, Class A (1) 74,909 772
Ingersoll Rand  1,420 80
Insmed (1) 613 13
Insulet (1) 80 23
Intellia Therapeutics (1) 130 6
International Paper  488 20
Intuit  239 101
Intuitive Surgical (1) 921 226
Ionis Pharmaceuticals (1) 337 13
JB Hunt Transport Services  409 77

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
JPMorgan Chase  321 45
Karuna Therapeutics (1) 121 24
Kemper  448 26
Keurig Dr Pepper  868 31
Kilroy Realty, REIT  71 3
KKR  694 39
L3Harris Technologies  200 43
Lam Research  161 81
Lamar Advertising, Class A, REIT  165 18
Liberty Media-Liberty Formula One, Class C (1) 9,378 664
Linde  328 109
Live Nation Entertainment (1) 676 54
Lululemon Athletica (1) 121 37
Magnolia Oil & Gas, Class A  1,033 24
Marsh & McLennan  368 64
Martin Marietta Materials  42 15
Mastercard, Class A  3,190 1,182
McDonald's  346 93
McLaren Technology Acquisition, Warrants, 3/3/2023 (1) 24,800 1
McLaren Technology Acquisition, Class A (1) 49,600 512
Merck  943 101
Meta Platforms, Class A (1) 1,551 231
MetLife  769 56
Mettler-Toledo International (1) 11 17
MGM Resorts International  771 32
Microsoft  5,585 1,384
Middleby (1) 316 49
Mirati Therapeutics (1) 151 8
Moderna (1) 189 33
Molina Healthcare (1) 142 44
Mondelez International, Class A  930 61
MongoDB (1) 791 169
Monster Beverage (1) 493 51
Morgan Stanley  511 50
Mueller Water Products, Class A  2,613 33
Nabors Energy Transition, Warrants, 11/17/2026 (1) 25,200 2
Nabors Energy Transition, Class A (1) 50,400 521
Netflix (1) 1,519 538
Neurocrine Biosciences (1) 84 9
News, Class A  1,474 30
NextEra Energy  119 9
NIKE, Class B  623 79
Norfolk Southern  38 9
NOV  3,957 97
NVIDIA  3,733 729
Onyx Acquisition I, Class A (1) 49,600 515

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Onyx Acquisition I, Class A, Warrants, 11/30/2028 (1) 24,800 5
O'Reilly Automotive (1) 71 56
Pacific Biosciences of California (1) 898 10
Packaging Corp. of America  206 29
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(8) 165 5
Paycom Software (1) 146 47
Paylocity Holding (1) 286 60
Penumbra (1) 122 31
PepsiCo  549 94
Pfizer  1,163 51
PG&E (1) 1,500 24
Pioneer Natural Resources  235 54
PNC Financial Services Group  54 9
Popular  315 22
Power & Digital Infrastructure Acquisition II, Warrants,
12/14/2028 (1) 36,900 3
Power & Digital Infrastructure Acquisition II, Class A (1) 73,800 748
Procter & Gamble  718 102
Prologis, REIT  353 46
PROOF Acquisition Corp. I, Warrants, 12/3/2028 (1) 36,400 2
PROOF Acquisition Corp. I, Class A (1) 72,800 747
Public Storage, REIT  97 30
Quaker Chemical (2) 232 46
QUALCOMM  366 49
Quanta Services  89 14
QuidelOrtho (1) 98 8
Raymond James Financial  423 48
RCF Acquisition, Warrants, 4/25/2023 (1) 24,850 2
RCF Acquisition, Class A (1) 49,700 514
Regency Centers, REIT  272 18
Regeneron Pharmaceuticals (1) 126 96
RenaissanceRe Holdings  194 38
Rexford Industrial Realty, REIT  307 19
Rivian Automotive, Class A (1) 1,877 36
ROBLOX, Class A (1) 5,426 202
Roper Technologies  344 147
Royalty Pharma, Class A  316 12
RPM International  292 26
Saia (1) 55 15
Salesforce (1) 282 47
SBA Communications, REIT  369 110
Sculptor Acquisition Corp. I, Warratns, 4/15/2028 (1) 36,120 4
Sculptor Acquisition Corp. I, Class A (1) 72,241 748
Seagen (1) 99 14
Sealed Air  218 12
Seaport Global Acquisition II, Warrants, 11/17/2026 (1) 24,625 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Seaport Global Acquisition II, Class A (1) 49,251 506
Seer (1) 496 2
Sempra Energy  129 21
ServiceNow (1) 1,335 608
Sherwin-Williams  2,646 626
Shoals Technologies Group, Class A (1) 522 15
Shockwave Medical (1) 123 23
Signature Bank  65 8
Simon Property Group, REIT  174 22
Skyward Specialty Insurance Group (1) 7,882 146
Snap, Class A (1) 688 8
Snowflake, Class A (1) 976 153
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(8) 89 1
Southern  238 16
Southwest Airlines  672 24
Stanley Black & Decker  574 51
Starbucks  590 64
State Street  692 63
Stryker  266 68
Synopsys (1) 225 80
T-Mobile U.S. (1) 6,698 1,000
TechnipFMC (1) 2,102 29
Teleflex  50 12
Terreno Realty, REIT  217 14
Tesla (1) 2,046 354
Textron  368 27
Thermo Fisher Scientific  274 156
Toast, Class A (1) 782 17
Trade Desk, Class A (1) 584 30
TransDigm Group  89 64
Travelers  90 17
Trimble (1) 486 28
Trinity Capital  634 8
Tyler Technologies (1) 51 16
U.S. Bancorp  1,148 57
Ultragenyx Pharmaceutical (1) 353 16
Union Pacific  69 14
United Parcel Service, Class B  483 89
UnitedHealth Group  2,862 1,429
UTA Acquisition, Warrants, 10/30/2026 (1) 24,150 5
UTA Acquisition, Class A (1) 48,300 497
Veeva Systems, Class A (1) 112 19
Ventas, REIT  290 15
VeriSign (1) 143 31
Verizon Communications  3,382 141
Vertex Pharmaceuticals (1) 231 75

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Virtus Investment Partners  98 21
Visa, Class A  701 161
VMG Consumer Acquisition, Warrants, 7/3/2023 (1) 24,616 1
VMG Consumer Acquisition, Class A (1) 49,232 505
Voya Financial  208 15
Vulcan Materials  98 18
Walt Disney (1) 860 93
Warby Parker, Class A (1) 439 7
Warner Music Group, Class A  313 11
Webster Financial  770 41
Wells Fargo  2,337 110
Welltower, REIT  235 18
West Pharmaceutical Services  85 23
Western Alliance Bancorp  5,802 437
Westrock  288 11
Wingstop  194 31
Xometry, Class A (1) 472 17
Zentalis Pharmaceuticals (1) 280 7
Zoetis  83 14
46,561
Convertible Bonds 0.4%
Liberty Broadband, 2.75%, 9/30/50 (2)(3) 200,000 196
Pure Storage, 0.125%, 4/15/23  473,000 529
U.S. Steel, 5.00%, 11/1/26  318,000 708
1,433
Convertible Preferred Stocks 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (3) 250 305
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(8) 1,345 56
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(8) 8 4
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)(5)(8) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(5)(8) 423 6
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(5)(8) 1,376 30
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)(5)
(8) 816 49
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(8) 330 6
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(5)(8) 1,889 9
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)(5)
(8) 222 15
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(8) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)(5)
(8) 666 8

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (1)
(5)(8) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (1)(5)(8) 384 16
Laronde, Series B, Acquisition Date: 7/28/21, Cost $4 (1)(5)(8) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (1)
(5)(8) 1,156 16
NextEra Energy, 5.279%, 3/1/23  676 34
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)(8) 1,232 17
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)(5)(8) 238 7
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)(8) 1,822 66
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(8) 534 19
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)(5)(8) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)(5)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)(8) 207 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (1)(5)(8) 88 1
717
Corporate Bonds 11.0%
AEP Texas, 5.25%, 5/15/52  110,000 112
Ally Financial, 1.45%, 10/2/23  500,000 488
Altera Infrastructure, EC, Acquisition Date: 1/19/23, Cost $7 (1)
(3)(5)(8) 170,000 7
Ardagh Packaging Finance, 5.25%, 4/30/25 (2)(3) 2,400,000 2,343
At Home Group, 4.875%, 7/15/28 (3) 240,000 175
ATI, 5.875%, 12/1/27  455,000 439
Broadcom Corp., 3.625%, 1/15/24  500,000 493
Calpine, 3.75%, 3/1/31 (3) 915,000 762
Carnival, 4.00%, 8/1/28 (3) 495,000 427
Carpenter Technology, 7.625%, 3/15/30  255,000 262
CCO Holdings, 4.00%, 3/1/23 (3) 2,500,000 2,497
CEC Entertainment, 6.75%, 5/1/26 (2)(3) 110,000 102
Cedar Fair, 5.50%, 5/1/25 (3) 600,000 596
Celanese U.S. Holdings, 5.90%, 7/5/24  500,000 502
Celanese U.S. Holdings, 6.379%, 7/15/32 (2) 800,000 806
Citigroup, VR, 4.91%, 5/24/33 (6) 220,000 217
Cloud Software Group Holdings, 6.50%, 3/31/29 (3) 345,000 301
DISH Network, 11.75%, 11/15/27 (3) 1,170,000 1,214
Edison International, 6.95%, 11/15/29  685,000 744
Elanco Animal Health, 5.772%, 8/28/23  217,000 216
Global Net Lease, 3.75%, 12/15/27 (3) 410,000 346
GPD, 10.125%, 4/1/26 (3) 450,000 402
Graphic Packaging International, 4.125%, 8/15/24  500,000 489
HCA, 5.00%, 3/15/24  2,300,000 2,294
Hightower Holding, 6.75%, 4/15/29 (3) 245,000 212

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Home Point Capital, 5.00%, 2/1/26 (3) 285,000 206
Howmet Aerospace, 5.125%, 10/1/24  1,000,000 996
Jane Street Group, 4.50%, 11/15/29 (3) 520,000 467
KeyCorp, VR, 4.789%, 6/1/33 (6) 130,000 127
LCPR Senior Secured Financing, 5.125%, 7/15/29 (3) 430,000 375
Live Nation Entertainment, 4.875%, 11/1/24 (3) 600,000 585
Maxar Technologies, 7.75%, 6/15/27 (3) 1,000,000 1,045
NextEra Energy Capital Holdings, 5.00%, 7/15/32  85,000 87
NGL Energy Operating, 7.50%, 2/1/26 (3) 415,000 394
NGL Energy Partners, 7.50%, 11/1/23 (2) 35,000 35
Option Care Health, 4.375%, 10/31/29 (3) 815,000 705
Perrigo Finance Unlimited, 3.90%, 12/15/24  600,000 579
PetSmart, 7.75%, 2/15/29 (3) 500,000 492
Photo Holdings Merger Sub, 8.50%, 10/1/26 (3) 330,000 168
PNC Financial Services Group, VR, 4.626%, 6/6/33 (6) 850,000 821
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (3) 175,000 170
Sabre GLBL, 7.375%, 9/1/25 (3) 315,000 310
Seagate HDD Cayman, 4.875%, 3/1/24  1,000,000 987
Select Medical, 6.25%, 8/15/26 (3) 180,000 176
Service Properties Trust, 4.50%, 6/15/23  700,000 693
Service Properties Trust, 4.65%, 3/15/24  700,000 683
Service Properties Trust, 7.50%, 9/15/25  600,000 591
Southern, VR, 1.875%, 9/15/81 (EUR) (6) 230,000 203
Sprint, 7.875%, 9/15/23  2,700,000 2,741
Surgery Center Holdings, 10.00%, 4/15/27 (2)(3) 300,000 306
Toll Brothers Finance, 4.375%, 4/15/23  1,000,000 996
Townsquare Media, 6.875%, 2/1/26 (3) 775,000 727
Transocean Phoenix 2, 7.75%, 10/15/24 (3) 44,000 45
Transocean Pontus, 6.125%, 8/1/25 (3) 22,400 23
Transocean Proteus, 6.25%, 12/1/24 (3) 110,000 111
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  46,602 43
U.S. Foods, 6.25%, 4/15/25 (3) 1,400,000 1,400
United Airlines, 4.375%, 4/15/26 (3) 375,000 356
Verscend Escrow, 9.75%, 8/15/26 (3) 1,000,000 1,002
VICI Properties, 5.625%, 5/1/24 (3) 2,000,000 1,992
Vistra, VR, 7.00% (3)(6)(9) 197,000 185
Vistra, VR, 8.00% (3)(6)(9) 205,000 201
Vistra Operations, 5.125%, 5/13/25 (3) 525,000 515
37,984
Municipal Securities 0.7%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 226
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 177

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25 (3) 225,000 212
Puerto Rico Commonwealth, GO, VR, 11/1/43 (1)(11) 1,016,201 448
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  15,243 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 43
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  25,458 26
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 52
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(12) 45,000 31
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(12) 370,000 257
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  285,000 271
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 103
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 44
2,251
Non-U.S. Government Mortgage-Backed Securities 2.4%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.209%,
9/15/38 (3) 515,000 459
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 8.209%,
9/15/38 (3) 100,000 86
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 7.442%, 11/15/34 (3) 130,000 84

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 6.999%, 10/15/34 (3) 85,000 81
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C,
ARM, 1M TSFR + 2.34%, 6.818%, 2/15/39 (3) 315,000 302
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 6.609%, 4/15/34 (3) 160,000 151
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 8.389%, 6/15/36 (3) 160,000 144
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (3) 830,000 729
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (3) 125,000 111
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (3) 80,000 72
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.197%, 8/10/47 (3) 175,000 150
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 5.31%, 12/25/41 (3) 142,901 141
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 6.41%, 3/25/42 (3) 299,713 301
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 7.41%, 3/25/42 (3) 60,000 60
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.06%, 5/25/42 (3) 63,667 65
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 7.25%, 11.709%, 12/15/35 (3) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (3) 460,000 433
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 7.723%, 12/15/36 (3) 180,000 171
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 7.009%, 6/15/31 (3) 1,833,540 1,805
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.61%, 2/25/42 (3) 114,217 113
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 8.06%, 2/25/42 (3) 665,000 646
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 7.21%, 4/25/42 (3) 195,000 196
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.41%, 3/25/42 (3) 534,399 535
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 9.66%, 8/25/42 (3) 195,000 193
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (3) 175,243 157
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (3) 199,018 179

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (3) 309,879 298
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67 (3) 585,000 586
8,347
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 1.1%
U.S. Treasury Bonds, 4.00%, 11/15/52  850,000 909
U.S. Treasury Notes, 0.125%, 6/30/23  2,800,000 2,747
3,656
Total United States (Cost
$135,090
)
135,769
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 249
Total Uzbekistan (Cost
$262
)
249
VIETNAM 0.2%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 340
340
Government Bonds 0.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  200,000 198
198
Total Vietnam (Cost
$544
)
538
SHORT-TERM INVESTMENTS 27.5%
Commercial Paper 0.8%
4(2) 0.6%(13)
Constellation Brands, 5.042%, 2/10/23  250,000 250
Crown Castle International, 5.201%, 2/7/23  425,000 424
Harley Davidson, 5.174%, 2/7/23  300,000 300
International Flavors & Fragrance, 5.601%, 3/23/23  250,000 248
Jabil, 5.284%, 2/27/23  500,000 498
Syngenta Wilmington, 5.375%, 2/24/23  430,000 429
Targa Resources, 5.222%, 2/23/23  420,000 419
2,568
Non-4(2) 0.2%
Quanta Services, 5.273%, 2/10/23  250,000 250

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Quanta Services, 5.275%, 2/13/23  250,000 249
499
3,067
Money Market Funds 26.7%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 91,913,885 91,914
91,914
Total Short-Term Investments (Cost $94,980) 94,981
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 2,775,897 2,776
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,776
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 4,334,969 4,335
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4,335
Total Securities Lending Collateral (Cost $7,111) 7,111
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
Invesco QQQ Trust, Put, 2/17/23 @ $280.00 (1) 75 2,210 17
Norwegian Cruise Line Holdings, Put, 1/19/24 @
$10.00 (1) 59 90 6
U.S. Treasury 10-Year Notes Futures, Put, 2/24/23 @
$114.00 (1) 37 4,237 20
Total Exchange-Traded Options Purchased (Cost $50) 43

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 4.31%
(SOFR) Annually,
7/6/23 @ 2.66%* (1) 1 1,625 114
Goldman Sachs
10 Year Interest
Rate Swap, 6/19/33
Pay Fixed 0.62%
Annually, Receive
Variable (0.01)%
(JPY TONA)
Annually, 6/15/23 @
0.62%* (JPY) (1) 1 10,100 2
Goldman Sachs
10 Year Interest
Rate Swap, 6/21/33
Pay Fixed 0.69%
Annually, Receive
Variable (0.01)%
(JPY TONA)
Annually, 6/19/23 @
0.69%* (JPY) (1) 1 522,000 102
Goldman Sachs
10 Year Interest
Rate Swap, 9/29/33
Pay Fixed 0.65%
Annually, Receive
Variable (0.01)%
(JPY TONA)
Annually, 9/27/23 @
0.65%* (JPY) (1) 1 529,000 138
Goldman Sachs
5 Year Interest Rate
Swap, 12/8/28
Pay Fixed 3.78%
Annually, Receive
Variable 4.31%
(SOFR) Annually,
12/6/23 @
3.78%* (1) 2 6,950 46
Goldman Sachs
S&P 500 Index,
Put, 2/24/23 @
$3,800.00 (1) 11 4,484 14
Goldman Sachs
S&P 500 Index,
Put, 2/24/23 @
$3,850.00 (1) 11 4,484 19

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
S&P 500 Index,
Put, 2/24/23 @
$3,900.00 (1) 11 4,484 26
Goldman Sachs
USD / EUR
Call, 3/2/23 @
EUR1.01 (1) 1 2,465 —
Morgan Stanley
10 Year Interest
Rate Swap, 12/1/33
Pay Fixed 3.63%
Annually, Receive
Variable 4.31%
(SOFR) Annually,
11/29/23 @
3.63%* (1) 2 4,910 66
UBS Investment Bank
USD / JPY
Put, 3/17/23 @
JPY127.85 (1) 1 930 13
Total OTC Options Purchased (Cost $618) 540
Total Options Purchased (Cost $668) 583
Total Investments in Securities 96.8%
(Cost $333,392) $ 333,292
Other Assets Less Liabilities 3.2% 11,019
Net Assets 100.0% $ 344,311
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,856 and represents 14.2% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Level 3 in fair value hierarchy.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$515 and represents 0.1% of net assets.
(9) Perpetual security with no stated maturity date.
(10) All or a portion of this loan is unsettled as of January 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,568 and represents 0.7% of net assets.
(14) Seven-day yield
(15) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
PHP Philippines Peso
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
Invesco QQQ Trust, Call, 2/17/23 @ $305.00 75 2,210 (22)
S&P 500 Index, Call, 3/17/23 @ $4,050.00 64 26,090 (788)
Total Exchange-Traded Options Written (Premiums $(665)) $ (810)
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
2/14/33 Pay Fixed 3.25%
Annually, Receive Variable
4.31% (SOFR) Annually,
2/10/23 @ 3.25%* 1 9,500 (80)
Bank of America
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 2/15/23
@ 1.03%* 1 1,050 (4)
Citibank
Credit Default Protection
Bought (Relevant Credit:
Markit iTraxx Crossover-S38,
5 Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 2/15/23
@ 4.00%* (EUR) 1 1,050 (3)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/17/23 @ $76.00 156 1,191 (23)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/17/23 @ $76.00 1,197 9,137 (121)
Goldman Sachs
S&P 500 Index, Put,
2/24/23 @ $4,050.00 11 4,484 (66)
Bank of America
USD / BRL Put, 2/24/23 @
BRL5.00 1 850 (8)
Morgan Stanley
USD / JPY Put, 2/17/23 @
JPY119.00 1 930 —
Total OTC Options Written (Premiums $(356)) $ (305)
Total Options Written (Premiums $(1,021)) $ (1,115)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.2)%
Egypt 0.0%
Citibank, Protection Bought (Relevant
Credit: Arab Republic of Egypt), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 (USD) 345 44 39 5
Total Egypt 39 5
United States (0.2)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 250 (31) (24) (7)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,675 (206) (180) (26)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 565 (51) (42) (9)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 640 (25) 18 (43)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 580 (23) (25) 2
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 5,190 (639) (172) (467)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 454 (41) (29) (12)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 1,000 174 47 127

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 250 (37) (32) (5)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 300 (37) (29) (8)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 21 1 2 (1)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 520 (64) (39) (25)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 2,071 (209) (172) (37)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 2,500 434 85 349
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 340 60 63 (3)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 90 16 15 1
Total United States (514) (164)
Total Bilateral Credit Default Swaps, Protection
Bought (475) (159)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 345 42 49 (7)
Total Luxembourg 49 (7)
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 55 — (2) 2
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 150 1 1 —
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 80 3 2 1
Barclays Bank, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive 5.00%
Quarterly, Pay upon credit default, 3/20/23 140 2 1 1
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 190 — (3) 3
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 46 1 (1) 2
Credit Suisse, Protection Sold (Relevant
Credit: Calpine, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 220 4 2 2
Credit Suisse, Protection Sold (Relevant
Credit: Ford Motor Credit, Ba2*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/23 145 3 1 2
Total United States 1 13
Total Bilateral Credit Default Swaps, Protection Sold 50 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Total Return Swaps 0.2%
Australia (0.1)%
Citibank, Pay Underlying Reference: CSL
Monthly, Receive Variable 2.662% (1M
ADBB + (0.40)%) Monthly, 1/17/24 401 (21) — (21)
Citibank, Pay Underlying Reference:
Macquarie Group Monthly, Receive
Variable 2.662% (1M ADBB + (0.40)%)
Monthly, 1/17/24 1,362 (71) — (71)
Citibank, Pay Underlying Reference:
QBE Insurance Group Monthly, Receive
Variable 2.662% (1M ADBB + (0.40)%)
Monthly, 1/17/24 867 (27) — (27)
Citibank, Receive Underlying Reference:
Northern Star Resources Monthly, Pay
Variable 3.559% (1M ADBB + 0.40%)
Monthly, 1/17/24 2,350 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 2.695% (1M ADBB +
(0.40)%) Monthly, 1/17/24 859 (80) — (80)
Morgan Stanley, Receive Underlying
Reference: Suncorp Group Monthly, Pay
Variable 3.645% (1M ADBB + 0.55%)
Monthly, 1/17/24 845 32 — 32
Morgan Stanley, Receive Underlying
Reference: Westpac Banking Monthly,
Pay Variable 3.645% (1M ADBB + 0.55%)
Monthly, 1/17/24 945 (7) — (7)
UBS Investment Bank, Pay Underlying
Reference: Insurance Australia Group
Monthly, Receive Variable 2.612% (1M
ADBB + (0.45)%) Monthly, 1/17/24 703 (16) — (16)
Total Australia — (221)
Austria (0.0)%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
1.485% (EUR ESTR + (0.30)%) Monthly,
1/17/24 444 (36) — (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
2.185% (1M EURIBOR + 0.40%) Monthly,
1/17/24 337 19 — 19
Total Austria — (17)
Bermuda (0.0)%
Morgan Stanley, Pay Underlying
Reference: Signet Jewelers Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 152 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 4.485% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 507 3 — 3
Total Bermuda — (2)
Brazil 0.0%
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.396% (SOFR + 0.45%)
Monthly, 1/18/24 38 3 — 3
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.516% (SOFR + 0.45%)
Monthly, 1/18/24 79 2 — 2
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.551% (SOFR + 0.45%)
Monthly, 1/18/24 158 11 — 11
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 4.551% (SOFR + 0.45%) Monthly,
1/18/24 270 49 — 49
Total Brazil — 65
Canada (0.0)%
Bank of America, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 4.558% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 590 (53) — (53)
Bank of America, Receive Underlying
Reference: Nutrien Monthly, Pay Variable
5.158% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 436 25 — 25

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Orla Mining Monthly, Pay
Variable 5.158% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 418 33 — 33
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.558% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 295 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Franco-Nevada Monthly,
Receive Variable 4.578% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 577 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Ritchie Bros. Auctioneers
Monthly, Receive Variable 3.430% (SOFR
+ (0.30)%) Monthly, 1/18/24 272 (11) — (11)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.558% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 1,771 (29) — (29)
Goldman Sachs, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 5.158% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 2,001 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Parkland Monthly, Pay Variable
5.158% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 402 — — —
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly, Pay
Variable 5.165% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 415 15 — 15
JPMorgan Chase, Receive Underlying
Reference: BRP Monthly, Pay Variable
5.258% (1M CAD CDOR + 0.40%) Monthly,
1/17/24 699 17 — 17
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.458% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 379 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.470% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 283 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.458% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 131 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 4.458% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/24 1,012 (42) — (42)
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 4.458% (1M CAD CDOR +
(0.40)%) Monthly, 1/17/24 1,110 22 — 22
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
4.458% (1M CAD CDOR + (0.40)%)
Monthly, 1/17/24 437 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Thomson Reuters Monthly,
Receive Variable 4.458% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 1,331 2 — 2
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.408% (1M CAD CDOR + 0.55%) Monthly,
1/17/24 745 14 — 14
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Railway
Monthly, Pay Variable 5.408% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 468 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 395 12 — 12
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 5.408% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 2,256 31 — 31
Morgan Stanley, Receive Underlying
Reference: Royal Bank of Canada Monthly,
Pay Variable 5.408% (1M CAD CDOR +
0.55%) Monthly, 1/17/24 794 2 — 2
Total Canada — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Cayman Islands 0.0%
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 168 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 4.466% (SOFR + 0.40%)
Monthly, 1/18/24 76 21 — 21
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 160 42 — 42
UBS Investment Bank, Receive Underlying
Reference: Sunny Optical Technology
Group Monthly, Pay Variable 3.530% (1M
HKD HIBOR + 0.35%) Monthly, 1/17/24
(HKD) 1,494 16 — 16
UBS Investment Bank, Receive Underlying
Reference: Tencent Holdings Monthly,
Pay Variable 3.530% (1M HKD HIBOR +
0.35%) Monthly, 1/17/24 (HKD) 1,498 4 — 4
UBS Investment Bank, Receive Underlying
Reference: Zhonsheng Group Holdings
Monthly, Pay Variable 3.530% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 1,492 (16) — (16)
Total Cayman Islands — 58
China (0.1)%
UBS Investment Bank, Receive Underlying
Reference: Jiangsu Hengli Hydraulic,
Class A Monthly, Pay Variable (1M CNH
HIBOR + 0.00%) Monthly, 1/17/24 1,301 (5) — (5)
Total China — (5)
Cyprus 0.0%
UBS Investment Bank, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 4.520% (SOFR + 0.35%)
Monthly, 1/18/24 — — — —
Total Cyprus — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Denmark (0.0)%
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 2.617% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/24 10,098 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 2.667% (1M DKK CIBOR +
0.40%) Monthly, 1/17/24 2,195 (5) — (5)
Total Denmark — (23)
Finland (0.0)%
Citibank, Pay Underlying Reference:
Kesko, Class B Monthly, Receive Variable
1.485% (EUR ESTR + (0.30)%) Monthly,
1/17/24 270 4 — 4
Citibank, Pay Underlying Reference: Stora
Enso, Class R Monthly, Receive Variable
1.485% (EUR ESTR + (0.30)%) Monthly,
1/17/24 302 27 — 27
Citibank, Receive Underlying Reference:
Valmet Monthly, Pay Variable 2.185% (EUR
ESTR + 0.40%) Monthly, 1/17/24 620 27 — 27
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
2.127% (EUR ESTR + 0.40%) Monthly,
1/17/24 504 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: UPM-Kymmene Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 837 (10) — (10)
Total Finland — —
France (0.0)%
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 1.377% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,200 31 — 31
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
2.077% (1M EURIBOR + 0.35%) Monthly,
1/17/24 359 (4) — (4)
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
2.185% (EUR ESTR + 0.40%) Monthly,
1/17/24 1,696 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Experian Monthly, Pay Variable
3.650% (GBP SONIA + 0.38%) Monthly,
1/17/24 (GBP) 812 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 1.377% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,044 (64) — (64)
Morgan Stanley, Pay Underlying
Reference: Darden Restaurants Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 201 2 — 2
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 239 13 — 13
Morgan Stanley, Pay Underlying
Reference: Remy Cointreau Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 390 15 — 15
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 1.377% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 324 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 532 32 — 32
Total France — (36)
Germany 0.1%
Bank of America, Pay Underlying
Reference: Allianz Monthly, Receive
Variable 1.377% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,053 — — —
Bank of America, Pay Underlying
Reference: Henkel Monthly, Receive
Variable 1.377% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 944 23 — 23
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 1,702 (36) — (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Delivery Hero Monthly, Receive Variable
1.294% (EUR ESTR + (0.30)%) Monthly,
1/17/24 265 (24) — (24)
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 1.427%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 623 28 — 28
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 1.485%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 597 7 — 7
Citibank, Pay Underlying Reference:
Vonovia Monthly, Receive Variable 1.485%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 1,202 (25) — (25)
Citibank, Receive Underlying Reference:
Brenntag Monthly, Pay Variable 2.185%
(EUR ESTR + 0.40%) Monthly, 1/17/24 291 11 — 11
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable 2.185%
(EUR ESTR + 0.40%) Monthly, 1/17/24 250 17 — 17
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.127% (EUR ESTR + 0.40%) Monthly,
1/17/24 779 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 2.127% (EUR ESTR + 0.40%)
Monthly, 1/17/24 1,477 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Dr. Ing. h.c. F. Porsche
Monthly, Pay Variable 2.127% (EUR ESTR
+ 0.40%) Monthly, 1/17/24 834 19 — 19
JPMorgan Chase, Receive Underlying
Reference: Covestro Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 402 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 2.077% (EUR ESTR + 0.35%)
Monthly, 1/17/24 250 38 — 38
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable 1.377% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 322 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Daimler Truck Holding Monthly,
Pay Variable 2.077% (EUR ESTR + 0.35%)
Monthly, 1/17/24 530 25 — 25
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
1.900% (EUR ESTR + 0.35%) Monthly,
1/17/24 276 2 — 2
Morgan Stanley, Receive Underlying
Reference: Zalando Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 1,164 (6) — (6)
Total Germany — 54
Hong Kong 0.0%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 3.728% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 2,807 12 — 12
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 3.728% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 2,224 7 — 7
Total Hong Kong — 19
India 0.0%
Citibank, Pay Underlying Reference: ICICI
Bank Monthly, Receive Variable 3.990%
(SOFR + (0.18)%) Monthly, 1/18/24 199 6 — 6
Total India — 6
Ireland (0.0)%
Citibank, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable 3.870%
(1M USD LIBOR + (0.30)%) Monthly,
1/18/24 377 (14) — (14)
JPMorgan Chase, Receive Underlying
Reference: CRH Monthly, Pay Variable
3.620% (GBP SONIA + 0.35%) Monthly,
1/17/24 (GBP) 317 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Ryanair Holdings Monthly, Pay
Variable 4.435% (SOFR + 0.35%) Monthly,
1/18/24 435 (18) — (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bank of Ireland Group Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 280 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Kingspan Group Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 318 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Medtronic Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 599 (29) — (29)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 619 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.485% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 995 1 — 1
Total Ireland — (93)
Italy 0.1%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 1.457% (1M EURIBOR + (0.27)%)
Monthly, 1/17/24 745 44 — 44
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
2.127% (EUR ESTR + 0.40%) Monthly,
1/17/24 940 (66) — (66)
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 2.077% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 383 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: UniCredit Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 614 147 — 147
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.377% (1M EURIBOR +
(0.35)%) Monthly, 1/17/24 260 (19) — (19)
Total Italy — 102

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Japan 0.2%
Citibank, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.439)% (JPY TONA + (0.42)%) Monthly,
1/17/24 144,883 (19) — (19)
Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.439)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 36,690 (9) — (9)
Citibank, Pay Underlying Reference:
Mitsubishi Monthly, Receive Variable
(0.439)% (JPY TONA + (0.42)%) Monthly,
1/17/24 209,160 (53) — (53)
Citibank, Pay Underlying Reference:
Recruit Holdings Monthly, Receive
Variable (0.439)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 193,519 66 — 66
Citibank, Pay Underlying Reference: ZOZO
Monthly, Receive Variable (0.439)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 39,813 (18) — (18)
Citibank, Receive Underlying Reference:
Calbee Monthly, Pay Variable 0.361% (JPY
TONA + 0.38%) Monthly, 1/17/24 92,163 (9) — (9)
Citibank, Receive Underlying Reference:
Kobe Bussan Monthly, Pay Variable
0.361% (JPY TONA + 0.38%) Monthly,
1/17/24 93,247 3 — 3
Citibank, Receive Underlying Reference:
Mitsubishi UFJ Financial Group Monthly,
Pay Variable 0.361% (JPY TONA + 0.38%)
Monthly, 1/17/24 274,510 117 — 117
Citibank, Receive Underlying Reference:
Nidec Monthly, Pay Variable 0.336% (JPY
TONA + 0.38%) Monthly, 1/17/24 39,110 (9) — (9)
Citibank, Receive Underlying Reference:
Sumitomo Monthly, Pay Variable 0.361%
(JPY TONA + 0.38%) Monthly, 1/17/24 46,332 29 — 29
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 255,568 (46) — (46)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 104,577 (29) — (29)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 36,474 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.435)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 30,320 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 78,371 (57) — (57)
Morgan Stanley, Pay Underlying
Reference: Shimano Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 43,630 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Chemical Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 31,226 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 46,727 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 43,752 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Toyota Motor Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 377,816 (53) — (53)
Morgan Stanley, Receive Underlying
Reference: Demae-Can Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 34,138 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 160,584 52 — 52
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 43,988 24 — 24

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 47,064 18 — 18
Morgan Stanley, Receive Underlying
Reference: Nomura Research Institute
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 68,779 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: NTT Data Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 95,155 44 — 44
Morgan Stanley, Receive Underlying
Reference: Omron Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 37,503 33 — 33
Morgan Stanley, Receive Underlying
Reference: Stanley Electric Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 87,595 44 — 44
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 57,331 18 — 18
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.515% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 39,422 7 — 7
Morgan Stanley, Receive Underlying
Reference: Tokyo Electron Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 139,190 6 — 6
UBS Investment Bank, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.419)% (JPY
TONA + (0.40)%) Monthly, 1/17/24 37,380 (4) — (4)
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 26,598 2 — 2
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 117,315 48 — 48

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 147,345 48 — 48
UBS Investment Bank, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.332% (JPY TONA + 0.35%) Monthly,
1/17/24 277,080 194 — 194
UBS Investment Bank, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 86,669 92 — 92
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 46,887 38 — 38
UBS Investment Bank, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.332% (JPY TONA + 0.35%) Monthly,
1/17/24 76,305 40 — 40
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.331% (JPY TONA + 0.35%)
Monthly, 1/17/24 72,459 58 — 58
Total Japan — 520
Luxembourg (0.0)%
Morgan Stanley, Receive Underlying
Reference: ArcelorMittal Monthly, Pay
Variable 2.077% (EUR ESTR + 0.35%)
Monthly, 1/17/24 527 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 286 (5) — (5)
UBS Investment Bank, Receive Underlying
Reference: Samsonite International
Monthly, Pay Variable 3.530% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 1,502 12 — 12
Total Luxembourg — (6)
Mexico (0.0)%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 10.028% (MXIBTIIE + (0.75)%)
Monthly, 1/17/24 4,499 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 11.328% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 6,235 (15) — (15)
Total Mexico — (20)
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 1,684 (25) — (25)
Citibank, Receive Underlying Reference:
ING Groep Monthly, Pay Variable 2.185%
(EUR ESTR + 0.40%) Monthly, 1/17/24 1,486 128 — 128
Goldman Sachs, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 2.127% (EUR ESTR + 0.40%)
Monthly, 1/17/24 1,152 (9) — (9)
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 1.377% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 463 (57) — (57)
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 1.552% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 1,613 (198) — (198)
JPMorgan Chase, Receive Underlying
Reference: ASM International Monthly,
Pay Variable 2.077% (EUR ESTR + 0.35%)
Monthly, 1/17/24 1,369 112 — 112
JPMorgan Chase, Receive Underlying
Reference: Exor Monthly, Pay Variable
2.077% (EUR ESTR + 0.35%) Monthly,
1/17/24 657 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 527 (45) — (45)
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 1.385% (EUR
ESTR + (0.40)%) Monthly, 1/17/24 537 6 — 6
Total Netherlands — (95)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Norway 0.0%
Citibank, Pay Underlying Reference: Aker
BP Monthly, Receive Variable 2.544% (1M
NOK NIBOR + (0.436)%) Monthly, 1/17/24 4,752 3 — 3
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 3.390% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,693 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 3.330% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 5,294 13 — 13
Total Norway — 15
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable 2.127% (EUR ESTR + 0.40%)
Monthly, 1/17/24 322 — — —
Total Portugal — —
Puerto Rico 0.0%
Morgan Stanley, Receive Underlying
Reference: Popular Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 205 3 — 3
Total Puerto Rico — 3
Spain (0.0)%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 2.127% (EUR ESTR + 0.40%)
Monthly, 1/17/24 289 6 — 6
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
1.377% (EUR ESTR + (0.35)%) Monthly,
1/17/24 855 (6) — (6)
Total Spain — —
Sweden 0.0%
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
2.800% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 3,893 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Atlas Copco, Class B Monthly,
Pay Variable 2.813% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 3,005 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 2.813% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/24 8,409 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Swedbank, Class A Monthly,
Pay Variable 2.863% (1M SEK STIBOR +
0.40%) Monthly, 1/17/24 7,077 50 — 50
Morgan Stanley, Pay Underlying
Reference: Industrivarden, Class C
Monthly, Receive Variable 2.113% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 11,623 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Investor, Class A Monthly,
Receive Variable 2.113% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 5,243 1 — 1
Morgan Stanley, Pay Underlying
Reference: Kinnevik, Class B Monthly,
Receive Variable 2.113% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 4,306 15 — 15
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 2.800% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 7,049 (37) — (37)
UBS Investment Bank, Receive Underlying
Reference: Sandvik Monthly, Pay Variable
2.800% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 8,180 38 — 38
Total Sweden — 66
Switzerland (0.1)%
Bank of America, Pay Underlying
Reference: Givaudan Monthly, Receive
Variable 0.510% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 257 6 — 6
Bank of America, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable 1.210% (1M CHF LIBOR +
0.35%) Monthly, 1/17/24 547 (45) — (45)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Roche Holding Monthly, Pay
Variable 1.210% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 951 (32) — (32)
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable 0.465%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 608 (28) — (28)
Citibank, Pay Underlying Reference:
Nestle Monthly, Receive Variable 0.465%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 1,091 1 — 1
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable 0.535% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 225 5 — 5
Citibank, Pay Underlying Reference: UBS
Group Monthly, Receive Variable 0.465%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 316 (17) — (17)
Citibank, Receive Underlying Reference:
Zurich Insurance Group Monthly, Pay
Variable 1.165% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 608 4 — 4
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
1.150% (1M CHF LIBOR + 0.29%) Monthly,
1/17/24 522 — — —
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 90 1 — 1
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 0.450% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 262 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: TE Connectivity Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,168 (26) — (26)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 0.485% (1M CHF LIBOR
+ (0.40)%) Monthly, 1/17/24 540 (19) — (19)
Total Switzerland — (161)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: Smiths Group Monthly, Pay
Variable 3.620% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 267 9 — 9
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable 3.014% (GBP
SONIA + (0.31)%) Monthly, 1/17/24 343 (8) — (8)
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 3.014% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 530 18 — 18
Citibank, Receive Underlying Reference:
London Stock Exchange Group Monthly,
Pay Variable 3.714% (GBP SONIA +
0.39%) Monthly, 1/17/24 234 4 — 4
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
3.810% (GBP SONIA + 0.38%) Monthly,
1/17/24 32 — — —
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
3.860% (GBP SONIA + 0.43%) Monthly,
1/17/24 37 — — —
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 3.650% (GBP SONIA + 0.38%)
Monthly, 1/17/24 782 37 — 37
Goldman Sachs, Receive Underlying
Reference: Next Monthly, Pay Variable
3.650% (GBP SONIA + 0.38%) Monthly,
1/17/24 1,757 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.236% (SOFR + 0.41%) Monthly,
1/18/24 38 3 — 3
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 153 11 — 11
JPMorgan Chase, Receive Underlying
Reference: GSK Monthly, Pay Variable
3.620% (GBP SONIA + 0.35%) Monthly,
1/17/24 1,661 (24) — (24)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bunzl Monthly, Receive
Variable 2.960% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 450 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: InterContinental Hotels Group
Monthly, Pay Variable 3.660% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 323 9 — 9
Total United Kingdom — 55
United States 0.1%
Bank of America, Pay Underlying
Reference: CVS Health Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 511 7 — 7
Bank of America, Pay Underlying
Reference: Equifax Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 2,141 (57) — (57)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 2,248 23 — 23
Bank of America, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 3.766% (SOFR
+ (0.30)%) Monthly, 1/18/24 581 (24) — (24)
Bank of America, Pay Underlying
Reference: KLA Monthly, Receive Variable
4.000% (SOFR + (0.30)%) Monthly,
1/18/24 2,096 (8) — (8)
Bank of America, Pay Underlying
Reference: MetLife Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 106 (2) — (2)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 788 (34) — (34)
Bank of America, Pay Underlying
Reference: Pilgrim's Pride Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 169 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Pure Storage, Class A Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 489 (32) — (32)
Bank of America, Pay Underlying
Reference: Stryker Monthly, Receive
Variable 3.646% (SOFR + (0.30)%)
Monthly, 1/18/24 402 — — —
Bank of America, Pay Underlying
Reference: Stryker Monthly, Receive
Variable 3.766% (SOFR + (0.30)%)
Monthly, 1/18/24 178 — — —
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
3.785% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 235 (12) — (12)
Bank of America, Receive Underlying
Reference: Activision Blizzard Monthly,
Pay Variable 4.385% (SOFR + 0.30%)
Monthly, 1/18/24 740 19 — 19
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly, Pay
Variable 4.385% (SOFR + 0.30%) Monthly,
1/18/24 1,589 66 — 66
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 4.385% (SOFR + 0.30%)
Monthly, 1/18/24 273 16 — 16
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
4.366% (SOFR + 0.30%) Monthly, 1/18/24 570 30 — 30
Bank of America, Receive Underlying
Reference: CoStar Group Monthly, Pay
Variable 4.385% (SOFR + 0.30%) Monthly,
1/18/24 328 (8) — (8)
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 4.385% (SOFR + 0.30%) Monthly,
1/18/24 442 17 — 17
Bank of America, Receive Underlying
Reference: Exelon Monthly, Pay Variable
4.385% (SOFR + 0.30%) Monthly, 1/18/24 997 (24) — (24)
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
4.385% (SOFR + 0.30%) Monthly, 1/18/24 310 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 4.385% (SOFR +
0.30%) Monthly, 1/18/24 350 1 — 1
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 4.385% (SOFR + 0.30%) Monthly,
1/18/24 363 30 — 30
Bank of America, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 4.385% (SOFR + 0.30%)
Monthly, 1/18/24 575 29 — 29
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
4.385% (SOFR + 0.30%) Monthly, 1/18/24 159 6 — 6
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.385% (SOFR + 0.30%) Monthly, 1/18/24 306 44 — 44
Bank of America, Receive Underlying
Reference: SVB Financial Group Monthly,
Pay Variable 4.385% (SOFR + 0.30%)
Monthly, 1/18/24 620 100 — 100
Bank of America, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 4.385% (SOFR + 0.30%)
Monthly, 1/18/24 413 11 — 11
Citibank, Receive Underlying Reference:
Becton Dickinson & Company Monthly,
Pay Variable 4.590% (SOFR + 0.42%)
Monthly, 1/18/24 1,083 — — —
Citibank, Receive Underlying Reference:
Becton Dickinson & Company Monthly,
Pay Variable 4.590% (SOFR + 0.42%)
Monthly, 1/18/24 74 4 — 4
Citibank, Receive Underlying Reference:
PG&E Monthly, Pay Variable 4.590%
(SOFR + 0.42%) Monthly, 1/18/24 775 (5) — (5)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 4.366% (SOFR + 0.42%) Monthly,
1/18/24 766 43 — 43
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 4.590% (SOFR + 0.42%) Monthly,
1/18/24 660 55 — 55

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
4.583% (SOFR + 0.42%) Monthly, 1/18/24 568 59 — 59
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 4.366%
(SOFR + 0.42%) Monthly, 1/18/24 295 17 — 17
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 3.785% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,093 12 — 12
Goldman Sachs, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 191 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,046 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: Madrigal Pharmaceuticals
Monthly, Receive Variable 4.110% (SOFR
+ (0.19)%) Monthly, 1/18/24 78 — — —
Goldman Sachs, Pay Underlying
Reference: PPG Industries Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 569 2 — 2
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 669 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 361 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: AmerisourceBergen Monthly,
Pay Variable 4.495% (SOFR + 0.41%)
Monthly, 1/18/24 436 12 — 12
Goldman Sachs, Receive Underlying
Reference: Gen Digital Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 636 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Healthpeak Properties
Monthly, Pay Variable 4.495% (SOFR +
0.41%) Monthly, 1/18/24 317 5 — 5
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.595% (SOFR + 0.51%)
Monthly, 1/18/24 361 41 — 41
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 442 13 — 13
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 4.495% (SOFR + 0.41%)
Monthly, 1/18/24 443 8 — 8
Goldman Sachs, Receive Underlying
Reference: Morgan Stanley Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 652 — — —
Goldman Sachs, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 4.356% (SOFR + 0.41%) Monthly,
1/18/24 227 22 — 22
Goldman Sachs, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 289 31 — 31
Goldman Sachs, Receive Underlying
Reference: Rockwell Automation Monthly,
Pay Variable 4.495% (SOFR + 0.41%)
Monthly, 1/18/24 425 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Sherwin-Williams Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 327 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 4.495% (SOFR +
0.41%) Monthly, 1/18/24 316 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 4.495% (SOFR + 0.41%) Monthly,
1/18/24 384 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Xtrackers Harvest CSI 300,
A Shares Monthly, Pay Variable 4.495%
(SOFR + 0.41%) Monthly, 1/18/24 77 — — —
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 3.659% (SOFR + (0.55)%) at
Maturity, 3/20/23 1,730 50 — 50
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 3.513% (SOFR
+ (0.80)%) at Maturity, 3/20/23 854 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 3.813% (SOFR + (0.50)%) at
Maturity, 3/20/23 515 (28) — (28)
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 3.835% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 385 3 — 3
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 3.693% (SOFR
+ (0.62)%) at Maturity, 3/20/23 1,608 (131) — (131)
JPMorgan Chase, Pay Underlying
Reference: Medline Borrower at Maturity,
Receive Variable 3.663% (SOFR + (0.65)%)
at Maturity, 3/20/23 596 8 — 8
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 3.658% (SOFR
+ (0.65)%) at Maturity, 3/20/23 814 39 — 39
JPMorgan Chase, Pay Underlying
Reference: Royal Caribbean Cruises at
Maturity, Receive Variable 3.613% (SOFR
+ (0.70)%) at Maturity, 3/20/23 1,536 (82) — (82)
JPMorgan Chase, Pay Underlying
Reference: Union Pacific Monthly, Receive
Variable 3.835% (SOFR + (0.25)%)
Monthly, 1/18/24 548 23 — 23
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 4.435% (SOFR +
0.35%) Monthly, 1/18/24 642 14 — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Honeywell International
Monthly, Pay Variable 4.435% (SOFR +
0.35%) Monthly, 1/18/24 1,318 (26) — (26)
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 4.435% (SOFR + 0.35%) Monthly,
1/18/24 350 15 — 15
Morgan Stanley, Pay Underlying
Reference: 1Life Healthcare Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,018 13 — 13
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 641 17 — 17
Morgan Stanley, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 318 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Align Technology Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 597 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 3.785% (SOFR
+ (0.30)%) Monthly, 1/18/24 251 22 — 22
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,172 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Apple Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,074 (64) — (64)
Morgan Stanley, Pay Underlying
Reference: Autodesk Monthly, Receive
Variable 3.785% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 228 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 3.785% (SOFR
+ (0.30)%) Monthly, 1/18/24 541 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Beam Therapeutics Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 86 2 — 2
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,144 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 3.785% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 1,205 21 — 21
Morgan Stanley, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable 3.785%
(SOFR + (0.30)%) Monthly, 1/18/24 1,224 15 — 15
Morgan Stanley, Pay Underlying
Reference: Copart Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 315 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Darden Restaurants Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,708 15 — 15
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 720 26 — 26
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 437 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: EPAM Systems Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 436 31 — 31
Morgan Stanley, Pay Underlying
Reference: FactSet Research Systems
Monthly, Receive Variable 3.785% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,107 17 — 17
Morgan Stanley, Pay Underlying
Reference: First Republic Bank Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 857 (60) — (60)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 821 (53) — (53)
Morgan Stanley, Pay Underlying
Reference: Fortive Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 2,364 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 486 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 2,326 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,084 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 830 (60) — (60)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,076 13 — 13
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 531 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 433 — — —
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 748 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: International Flavors &
Fragrances Monthly, Receive Variable
3.785% (SOFR + (0.30)%) Monthly,
1/18/24 452 17 — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 4.303% (SOFR + 0.00%) at
Maturity, 6/20/23 230 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,256 24 — 24
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 3.785% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 1,095 9 — 9
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 694 37 — 37
Morgan Stanley, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 2,087 16 — 16
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 357 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 3.785% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 336 12 — 12
Morgan Stanley, Pay Underlying
Reference: McCormick Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 1,214 92 — 92
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 798 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
3.785% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 271 (9) — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 468 21 — 21
Morgan Stanley, Pay Underlying
Reference: ON Semiconductor Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 611 (69) — (69)
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 647 28 — 28
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
3.785% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 273 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 3.785% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 293 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 3.785% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 624 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Target Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 808 (49) — (49)
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 900 (284) — (284)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 513 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Trade Desk, Class A Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 97 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Ulta Beauty Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 166 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 598 8 — 8
Morgan Stanley, Pay Underlying
Reference: Werner Enterprises Monthly,
Receive Variable 3.785% (SOFR + (0.30)%)
Monthly, 1/18/24 440 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: West Pharmaceutical Services
Monthly, Receive Variable 3.785% (SOFR
+ (0.30)%) Monthly, 1/18/24 299 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
4.485% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 536 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
4.485% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 25 1 — 1
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 262 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 297 40 — 40
Morgan Stanley, Receive Underlying
Reference: AMETEK Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 575 1 — 1
Morgan Stanley, Receive Underlying
Reference: Applied Materials Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 406 7 — 7
Morgan Stanley, Receive Underlying
Reference: Arista Networks Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 276 23 — 23
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 407 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 600 19 — 19
Morgan Stanley, Receive Underlying
Reference: Biogen Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 878 2 — 2
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 184 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 4.485%
(SOFR + 0.40%) Monthly, 1/18/24 590 9 — 9
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 662 11 — 11
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 846 — — —
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 247 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 56 4 — 4
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 350 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Discover Financial Services
Monthly, Pay Variable 4.295% (SOFR +
0.40%) Monthly, 1/18/24 305 16 — 16
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 4.485% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 265 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Extra Space Storage Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 450 17 — 17
Morgan Stanley, Receive Underlying
Reference: EZCORP, Class A Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 352 20 — 20
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 418 14 — 14
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 512 32 — 32
Morgan Stanley, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 374 18 — 18
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 1,101 26 — 26
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 274 19 — 19
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 694 23 — 23
Morgan Stanley, Receive Underlying
Reference: Freshpet Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 237 — — —
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 389 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 849 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Hilton Worldwide Holdings
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 345 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Inari Medical Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 256 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Ingersoll Rand Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 326 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 161 20 — 20
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 202 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 468 33 — 33
Morgan Stanley, Receive Underlying
Reference: Kraft Heinz Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 1,194 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 350 27 — 27
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 503 32 — 32
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class
A Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 349 29 — 29
Morgan Stanley, Receive Underlying
Reference: Maxar Technologies Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 372 2 — 2
Morgan Stanley, Receive Underlying
Reference: Mckesson Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 295 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Mettler-Toledo International
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 613 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 519 31 — 31
Morgan Stanley, Receive Underlying
Reference: Moderna Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 296 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: MongoDB Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 305 16 — 16
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 889 53 — 53
Morgan Stanley, Receive Underlying
Reference: MSCI Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 319 13 — 13
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 978 81 — 81
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 1,289 64 — 64
Morgan Stanley, Receive Underlying
Reference: NextEra Energy Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 232 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: Old Dominion Freight Line
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 429 25 — 25
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 — (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 714 29 — 29

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Public Storage Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 257 13 — 13
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 240 20 — 20
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 277 11 — 11
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
4.485% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 371 4 — 4
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 252 21 — 21
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 4.485% (SOFR + 0.40%)
Monthly, 1/18/24 1,189 (51) — (51)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 682 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Salesforce Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 515 67 — 67
Morgan Stanley, Receive Underlying
Reference: Textron Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 595 29 — 29
Morgan Stanley, Receive Underlying
Reference: US Bancorp Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 306 15 — 15
Morgan Stanley, Receive Underlying
Reference: Verizon Communications
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 356 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 803 20 — 20
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 478 1 — 1
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 361 30 — 30
Morgan Stanley, Receive Underlying
Reference: Weyerhaeuser Monthly, Pay
Variable 4.485% (SOFR + 0.40%) Monthly,
1/18/24 329 28 — 28
Morgan Stanley, Receive Underlying
Reference: Xtrackers Harvest CSI 300,
A Shares Monthly, Pay Variable 4.485%
(SOFR + 0.40%) Monthly, 1/18/24 273 1 — 1
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 4.485% (SOFR +
0.40%) Monthly, 1/18/24 326 11 — 11
Total United States — 497
Virgin Islands (British) 0.0%
Bank of America, Receive Underlying
Reference: Biohaven Monthly, Pay Variable
4.385% (SOFR + 0.30%) Monthly, 1/18/24 22 2 — 2
Morgan Stanley, Receive Underlying
Reference: Biohaven Monthly, Pay Variable
4.485% (SOFR + 0.40%) Monthly, 1/18/24 17 2 — 2
Morgan Stanley, Receive Underlying
Reference: Eucrates Biomedical
Acquisition Monthly, Pay Variable 4.485%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 — — — —
Total Virgin Islands (British) — 4
Total Bilateral Total Return Swaps — 784
Total Bilateral Swaps (425) 631

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Egypt 0.1%
Protection Bought (Relevant Credit: Arab
Republic of Egypt), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27
(USD) 1,090 288 281 7
Total Egypt 7
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Altice
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 865 90 105 (15)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 5,185 (222) 99 (321)
Total Foreign/Europe (336)
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 150 (5) (3) (2)
Total France (2)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 85 (14) (19) 5
Total Luxembourg 5
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 740 46 48 (2)
Total South Africa (2)
United States (0.1)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,230 10 (4) 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 1,005 22 53 (31)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 45 1 2 (1)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (18) (13) (5)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (45) (8) (37)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 762 (103) (94) (9)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 255 26 46 (20)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 2,332 (107) (27) (80)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 173 (8) 5 (13)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 3,947 (133) (28) (105)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 4,280 (59) (10) (49)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (33) (2) (31)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 83 5 10 (5)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 870 56 57 (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 1 18 (17)
Protection Bought (Relevant Credit:
Realogy Group), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 860 63 (37) 100
Protection Bought (Relevant Credit: The
Gap), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 240 36 42 (6)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 23 30 (7)
Total United States (303)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (631)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 4 2 2
Total Luxembourg 2
United States 0.1%
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 * 305 4 4 —
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,250 50 45 5
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (174) (206) 32
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,163 310 (92) 402
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 173 8 (2) 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 3,210 108 67 41
Protection Sold (Relevant Credit: Royal
Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 2,530 (58) (411) 353
Total United States 843
Total Centrally Cleared Credit Default Swaps,
Protection Sold 845
Interest Rate Swaps 0.1%
Canada 0.0%
5 Year Interest Rate Swap, Pay Fixed
3.340% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 745 2 — 2
5 Year Interest Rate Swap, Pay Fixed
3.351% Semi-Annually, Receive Variable
4.788% (3M CAD CDOR) Semi-Annually,
12/8/27 650 2 1 1
5 Year Interest Rate Swap, Pay Fixed
3.357% Semi-Annually, Receive Variable
4.788% (3M CAD CDOR) Semi-Annually,
12/8/27 623 1 — 1
5 Year Interest Rate Swap, Pay Fixed
3.382% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 829 — — —
5 Year Interest Rate Swap, Pay Fixed
3.390% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 828 — — —
Total Canada 4
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.436% Quarterly, Receive Variable
2.000% (7 Day Interbank Repo) Quarterly,
9/27/27 3,000 8 — 8
5 Year Interest Rate Swap, Pay Fixed
2.480% Quarterly, Receive Variable
2.000% (7 Day Interbank Repo) Quarterly,
9/28/27 700 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.482% Quarterly, Receive Variable
2.000% (7 Day Interbank Repo) Quarterly,
9/28/27 2,200 5 — 5
5 Year Interest Rate Swap, Pay Fixed
2.500% Quarterly, Receive Variable
2.000% (7 Day Interbank Repo) Quarterly,
9/30/27 1,000 3 1 2
5 Year Interest Rate Swap, Pay Fixed
2.540% Quarterly, Receive Variable
2.000% (7 Day Interbank Repo) Quarterly,
9/29/27 700 1 — 1
Total China 17
Hungary 0.0%
2 Year Interest Rate Swap, Pay Fixed
11.650% Annually, Receive Variable
15.600% (6M HUF BUBOR) Semi-Annually,
1/30/25 209,603 2 — 2
2 Year Interest Rate Swap, Pay Fixed
11.850% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 222,179 — — —
2 Year Interest Rate Swap, Pay Fixed
11.880% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 100,609 — — —
2 Year Interest Rate Swap, Pay Fixed
11.900% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 222,179 (1) — (1)
2 Year Interest Rate Swap, Pay Fixed
11.980% Annually, Receive Variable
15.610% (6M HUF BUBOR) Semi-Annually,
2/3/25 92,225 — 1 (1)
Total Hungary —
India (0.0)%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
6.500% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 — — —
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 6.500% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
6.835% Semi-Annually, Receive Variable
6.500% (1 Day INR MIBOR) Semi-Annually,
5/31/27 45,000 (12) — (12)
5 Year Interest Rate Swap, Pay Fixed
7.068% at Maturity, Receive Variable
6.500% (1 Day INR MIBOR) at Maturity,
6/22/27 44,500 (17) — (17)
Total India (26)
New Zealand (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.720% Semi-Annually, Receive Variable
4.605% (3M NDBB) Quarterly, 12/22/27 3,633 (39) — (39)
Total New Zealand (39)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
7.100% Annually, Receive Variable 7.350%
(6M PLN WIBOR) Semi-Annually, 10/13/27 4,363 (64) — (64)
5 Year Interest Rate Swap, Pay Fixed
7.188% Annually, Receive Variable 7.450%
(6M PLN WIBOR) Semi-Annually, 10/18/27 3,758 (58) — (58)
Total Poland (122)
United Kingdom 0.2%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.548%
(GBP SONIA) Annually, 9/27/51 1,020 530 — 530
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.315%
(GBP SONIA) Annually, 3/18/52 218 86 1 85
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.315%
(GBP SONIA) Annually, 3/18/52 69 27 — 27
30 Year Interest Rate Swap, Pay Fixed
4.387% Annually, Receive Variable 0.596%
(GBP SONIA) Annually, 10/11/52 40 (11) 1 (12)
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.548%
(GBP SONIA) Annually, 9/27/71 50 35 — 35
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 0.596%
(GBP SONIA) Annually, 10/11/72 179 (62) — (62)
Total United Kingdom 603

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.1)%
2 Year Interest Rate Swap, Receive Fixed
4.195% Annually, Pay Variable 4.313%
(SOFR) Annually, 12/20/24 10,900 (22) 1 (23)
7 Year Interest Rate Swap, Pay Fixed
2.792% Annually, Receive Variable 4.300%
(SOFR) Annually, 7/11/29 910 28 — 28
10 Year Interest Rate Swap, Pay Fixed
3.183% Annually, Receive Variable 4.313%
(SOFR) Annually, 12/20/32 2,400 8 1 7
10 Year Interest Rate Swap, Pay Fixed
3.544% Annually, Receive Variable 4.163%
(SOFR) Annually, 11/23/32 1,080 (30) — (30)
10 Year Interest Rate Swap, Pay Fixed
3.582% Annually, Receive Variable 4.133%
(SOFR) Annually, 11/16/32 495 (15) — (15)
10 Year Interest Rate Swap, Pay Fixed
3.726% Annually, Receive Variable 3.942%
(SOFR) Annually, 10/19/32 250 (11) — (11)
10 Year Interest Rate Swap, Pay Fixed
3.858% Annually, Receive Variable 4.110%
(SOFR) Annually, 11/10/32 1,330 (71) — (71)
Total United States (115)
Total Centrally Cleared Interest Rate Swaps 322
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 (4) — (4)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 (5) — (5)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 (8) — (8)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 (8) 1 (9)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 (8) — (8)
Total Foreign/Europe (34)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.0)%
1 Year Zero-Coupon Inflation Swap Pay
Fixed 2.204% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/8/24 7,910 (2) — (2)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.440% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 418 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.442% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 419 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 418 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 419 — 1 (1)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.459% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 461 (1) 1 (2)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 209 (1) — (1)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 416 (2) — (2)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.498% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 655 (1) 1 (2)
Total United States (13)
Total Centrally Cleared Zero-Coupon Inflation Swaps (47)
Total Centrally Cleared Swaps 489
Net payments (receipts) of variation margin to date (506)
Variation margin receivable (payable) on centrally cleared swaps $ (17)
*
Credit ratings as of January 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(2).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/24/23 EUR 974 USD 1,046 $ 15
Bank of America 4/7/23 KZT 132,600 USD 281 —
Bank of America 4/13/23 USD 431 RON 1,991 (7)
Bank of America 4/14/23 USD 68 CZK 1,510 (1)
Bank of America 4/21/23 USD 436 NOK 4,426 (9)
Barclays Bank 2/17/23 PLN 319 USD 71 2
Barclays Bank 3/2/23 BRL 327 USD 61 3
Barclays Bank 4/7/23 USD 985 KRW 1,225,666 (11)
Barclays Bank 4/14/23 USD 125 ZAR 2,137 3
Barclays Bank 4/20/23 ILS 1,475 USD 431 (2)
BNP Paribas 2/17/23 PLN 313 USD 71 1
BNP Paribas 2/24/23 EUR 348 USD 370 8
BNP Paribas 2/24/23 SEK 589 USD 56 —
BNP Paribas 3/2/23 USD 2,158 BRL 11,714 (138)
BNP Paribas 3/17/23 USD 114 RSD 12,618 (3)
BNP Paribas 4/14/23 MXN 997 USD 51 1
BNP Paribas 4/20/23 ILS 421 USD 120 2
BNP Paribas 4/21/23 JPY 20,024 USD 157 (2)
BNY Mellon 2/28/23 JPY 552,205 USD 4,271 (12)
BNY Mellon 2/28/23 USD 2,742 JPY 354,555 8
Canadian Imperial Bank
of Commerce 2/24/23 USD 326 GBP 270 (7)
Canadian Imperial Bank
of Commerce 4/14/23 ZAR 4,983 USD 286 (1)
Canadian Imperial Bank
of Commerce 4/21/23 CAD 41 USD 31 —
Canadian Imperial Bank
of Commerce 4/21/23 USD 1,215 CAD 1,621 (4)
Citibank 2/24/23 USD 95 GBP 78 (1)
Citibank 2/24/23 USD 618 SEK 6,417 3
Citibank 2/24/23 USD 439 SEK 4,671 (8)
Citibank 3/10/23 COP 2,468,008 USD 524 1
Citibank 3/10/23 USD 538 PHP 30,515 (19)
Citibank 4/5/23 USD 345 PEN 1,314 5
Citibank 4/6/23 INR 47,850 USD 582 —
Citibank 4/6/23 USD 2,224 INR 182,754 1
Citibank 4/14/23 MXN 3,161 USD 162 3
Citibank 4/14/23 USD 1,053 MXN 20,511 (22)
Citibank 4/20/23 ILS 2,745 USD 808 (10)
Citibank 4/20/23 USD 555 ILS 1,884 7
Citibank 4/20/23 USD 3,027 ILS 10,590 (52)
Citibank 4/21/23 JPY 43,664 USD 345 (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/17/23 PLN 502 USD 112 $ 4
Deutsche Bank 2/24/23 EUR 621 USD 662 14
Deutsche Bank 2/24/23 GBP 1,642 USD 1,985 40
Deutsche Bank 2/24/23 USD 440 EUR 424 (22)
Deutsche Bank 3/2/23 BRL 1,979 USD 387 1
Deutsche Bank 3/2/23 USD 632 BRL 3,418 (38)
Deutsche Bank 3/10/23 USD 23 MYR 100 (1)
Deutsche Bank 3/10/23 USD 1,123 THB 39,267 (71)
Deutsche Bank 3/17/23 USD 27 RSD 2,942 —
Deutsche Bank 4/13/23 USD 54 RON 248 —
Deutsche Bank 4/21/23 JPY 16,508 USD 130 (1)
Deutsche Bank 4/21/23 USD 701 JPY 90,038 2
Goldman Sachs 2/2/23 BRL 20,703 USD 3,793 284
Goldman Sachs 2/2/23 USD 4,060 BRL 20,702 (17)
Goldman Sachs 2/24/23 EUR 1,065 USD 1,126 34
Goldman Sachs 2/28/23 INR 612,801 USD 7,492 (9)
Goldman Sachs 2/28/23 USD 876 SEK 8,952 18
Goldman Sachs 3/2/23 BRL 3,330 USD 623 30
Goldman Sachs 3/10/23 USD 276 COP 1,342,550 (10)
Goldman Sachs 4/6/23 IDR 3,854,425 USD 248 8
Goldman Sachs 4/7/23 USD 196 KRW 241,849 (1)
Goldman Sachs 4/7/23 USD 1,879 TWD 56,516 (21)
Goldman Sachs 4/14/23 CZK 6,938 USD 305 10
Goldman Sachs 4/14/23 USD 91 CZK 2,067 (3)
Goldman Sachs 4/21/23 USD 495 JPY 63,078 5
HSBC Bank 2/24/23 EUR 10 USD 10 —
HSBC Bank 2/24/23 SEK 2,881 USD 278 (2)
HSBC Bank 3/2/23 USD 936 BRL 5,172 (78)
HSBC Bank 3/10/23 USD 236 COP 1,102,043 2
HSBC Bank 3/10/23 USD 163 MYR 729 (8)
HSBC Bank 4/7/23 USD 189 KRW 233,296 (1)
HSBC Bank 4/14/23 MXN 3,687 USD 190 4
HSBC Bank 4/14/23 USD 1,797 MXN 34,745 (24)
JPMorgan Chase 2/17/23 PLN 387 USD 88 1
JPMorgan Chase 2/24/23 GBP 330 USD 410 (3)
JPMorgan Chase 2/24/23 USD 101 EUR 95 (2)
JPMorgan Chase 3/2/23 BRL 304 USD 56 4
JPMorgan Chase 3/2/23 USD 74 BRL 396 (4)
JPMorgan Chase 3/10/23 COP 1,077,035 USD 221 8
JPMorgan Chase 3/10/23 USD 213 COP 1,034,014 (7)
JPMorgan Chase 4/14/23 USD 68 HUF 25,593 (2)
JPMorgan Chase 4/21/23 CAD 555 USD 417 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/2/23 BRL 20,703 USD 4,060 $ 17
Morgan Stanley 2/2/23 USD 4,066 BRL 20,702 (11)
Morgan Stanley 2/24/23 EUR 215 USD 230 4
Morgan Stanley 2/24/23 GBP 158 USD 196 (1)
Morgan Stanley 2/24/23 SEK 3,114 USD 303 (5)
Morgan Stanley 2/24/23 USD 3,552 EUR 3,409 (160)
Morgan Stanley 2/24/23 USD 6,637 GBP 5,576 (241)
Morgan Stanley 2/28/23 MXN 35,200 USD 1,860 —
Morgan Stanley 3/2/23 BRL 22,958 USD 4,476 24
Morgan Stanley 3/2/23 USD 1,124 BRL 6,185 (88)
Morgan Stanley 3/10/23 USD 113 COP 524,783 1
Morgan Stanley 3/10/23 USD 280 COP 1,365,732 (10)
Morgan Stanley 4/14/23 MXN 3,687 USD 190 4
Morgan Stanley 4/14/23 USD 1,230 MXN 23,929 (24)
Morgan Stanley 4/14/23 USD 190 ZAR 3,280 2
Morgan Stanley 4/14/23 ZAR 4,431 USD 256 (3)
Morgan Stanley 4/21/23 USD 527 AUD 738 4
Morgan Stanley 4/21/23 USD 383 JPY 49,456 (1)
Natwest Bank 2/28/23 USD 5,940 CHF 5,437 (18)
RBC Dominion Securities 2/24/23 EUR 1,656 USD 1,763 40
RBC Dominion Securities 2/24/23 SEK 5,960 USD 574 (3)
RBC Dominion Securities 2/24/23 USD 456 GBP 375 (6)
RBC Dominion Securities 3/2/23 BRL 1,125 USD 210 10
RBC Dominion Securities 3/2/23 USD 6,029 EUR 5,519 18
RBC Dominion Securities 4/14/23 USD 84 MXN 1,581 1
RBC Dominion Securities 4/14/23 USD 783 MXN 15,492 (29)
RBC Dominion Securities 4/14/23 USD 2,975 ZAR 51,042 60
RBC Dominion Securities 4/21/23 AUD 1,020 USD 714 8
RBC Dominion Securities 4/21/23 JPY 56,092 USD 440 (4)
RBC Dominion Securities 4/21/23 USD 1,211 CAD 1,621 (8)
RBC Dominion Securities 4/21/23 USD 716 JPY 92,440 (2)
RBC Dominion Securities 4/21/23 USD 2,223 NZD 3,488 (33)
Standard Chartered 2/24/23 EUR 906 USD 971 16
Standard Chartered 2/24/23 GBP 680 USD 822 16
Standard Chartered 3/10/23 MYR 414 USD 94 4
Standard Chartered 3/10/23 THB 9,067 USD 274 2
Standard Chartered 3/10/23 USD 223 MYR 977 (7)
Standard Chartered 4/6/23 IDR 7,429,675 USD 484 11
Standard Chartered 4/6/23 USD 410 IDR 6,343,070 (13)
Standard Chartered 4/21/23 AUD 395 USD 273 7
State Street 2/17/23 PLN 365 USD 80 4
State Street 2/24/23 EUR 203 USD 218 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 2/24/23 GBP 45 USD 53 $ 2
State Street 2/24/23 GBP 696 USD 864 (5)
State Street 2/24/23 SEK 363 USD 35 —
State Street 2/24/23 USD 7,206 EUR 6,919 (328)
State Street 2/24/23 USD 4,330 GBP 3,630 (148)
State Street 3/2/23 BRL 2,894 USD 546 21
State Street 3/2/23 USD 26 BRL 140 (1)
State Street 3/10/23 USD 31 THB 999 —
State Street 3/17/23 SGD 880 USD 651 20
State Street 4/14/23 CNH 3,868 USD 573 2
State Street 4/14/23 HUF 47,634 USD 124 5
State Street 4/14/23 USD 359 HUF 137,433 (14)
State Street 4/14/23 USD 443 MXN 8,772 (16)
State Street 4/14/23 USD 45 ZAR 774 1
State Street 4/20/23 ILS 497 USD 142 3
State Street 4/20/23 ILS 118 USD 35 (1)
State Street 4/21/23 JPY 82,551 USD 650 (9)
State Street 4/21/23 USD 27 NZD 42 —
UBS Investment Bank 2/17/23 PLN 280 USD 59 6
UBS Investment Bank 2/17/23 USD 1,047 PLN 5,082 (124)
UBS Investment Bank 2/24/23 EUR 2,978 USD 3,186 57
UBS Investment Bank 2/24/23 USD 507 EUR 488 (24)
UBS Investment Bank 2/24/23 USD 1,030 SEK 10,694 6
UBS Investment Bank 2/28/23 CLP 214,638 USD 260 8
UBS Investment Bank 2/28/23 USD 807 CLP 671,825 (33)
UBS Investment Bank 2/28/23 USD 3,092 GBP 2,494 15
UBS Investment Bank 3/2/23 BRL 1,135 USD 213 10
UBS Investment Bank 3/10/23 COP 1,964,420 USD 409 9
UBS Investment Bank 3/10/23 USD 101 COP 472,304 —
UBS Investment Bank 3/10/23 USD 455 PHP 25,779 (16)
UBS Investment Bank 4/6/23 IDR 3,259,220 USD 215 2
UBS Investment Bank 4/7/23 TWD 1,319 USD 44 —
UBS Investment Bank 4/14/23 USD 700 HUF 272,814 (41)
UBS Investment Bank 4/14/23 USD 207 ZAR 3,527 6
UBS Investment Bank 4/20/23 USD 803 ILS 2,810 (14)
UBS Investment Bank 4/21/23 JPY 12,197 USD 96 (1)
UBS Investment Bank 4/21/23 USD 996 AUD 1,415 (6)
Wells Fargo Bank 2/28/23 CLP 117,651 USD 143 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,121)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 24 Amsterdam IDX contracts 2/23 (3,887) $ (26)
Long, 27 CAC40 Index contracts 2/23 2,081 18
Short, 47 Hang Seng Index contracts 2/23 (6,564) 188
Long, 15 OMX Swedish Index contracts 2/23 316 1
Long, 8 S&P/TSX 60 Index contracts 3/23 1,508 44
Long, 28 ASX SPI 200 Index contracts 3/23 3,669 170
Short, 13 DAX Performance Index contracts 3/23 (5,361) (210)
Short, 113 Euro BOBL contracts 3/23 (14,410) 72
Short, 1 Euro BTP contracts 3/23 (124) 1
Short, 28 Euro BUND contracts 3/23 (4,165) 80
Short, 2 Euro BUXL thirty year bond contracts 3/23 (313) 4
Short, 27 Euro OAT contracts 3/23 (3,861) (109)
Short, 23 Euro SCHATZ contracts 3/23 (2,644) 2
Short, 109 Euro STOXX contracts 3/23 (4,943) (46)
Short, 181 FTSE 100 Index contracts 3/23 (17,293) (309)
Long, 35 FTSE MIB Index contracts 3/23 5,073 305
Long, 41 Government of Canada ten year bond
contracts 3/23 3,891 (30)
Short, 4 Government of Japan ten year bond
contracts 3/23 (4,504) 47
Long, 25 Mini ten year JGB contracts 3/23 2,816 (26)
Short, 88 MSCI Emerging Markets Index contracts 3/23 (4,596) (206)
Long, 67 Republic of South Korea three year bond
contracts 3/23 5,700 26
Short, 4 Russell 2000 E-Mini Index contracts 3/23 (388) (18)
Long, 3 S&P 500 E-mini Index Communication
Services Select Sector contracts 3/23 217 22
Short, 149 S&P 500 E-Mini Index contracts 3/23 (30,471) (832)
Short, 11 S&P 500 E-mini Index Health Care Sector
contracts 3/23 (1,488) 77
Short, 17 S&P 500 E-mini Index Industrial Sector
contracts 3/23 (1,752) (31)
Short, 14 S&P 500 E-mini Index Materials Sector
contracts 3/23 (1,262) (43)
Long, 25 S&P 500 E-mini Index Real Estate Select
Sector contracts 3/23 1,249 73
Short, 2 S&P 500 E-mini Index Technology Sector
contracts 3/23 (275) (2)
Long, 3 S&P 500 Index Consumer Staples Sector
contracts 3/23 224 (8)
Long, 18 S&P 500 Index Utilities Sector contracts 3/23 1,259 (38)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 55 TOPIX Index contracts 3/23 (8,347) $ (269)
Long, 93 U.K. Gilt ten year contracts 3/23 11,983 119
Long, 41 U.S. Treasury Long Bond contracts 3/23 5,325 (33)
Short, 115 U.S. Treasury Notes five year contracts 3/23 (12,563) (109)
Short, 148 U.S. Treasury Notes ten year contracts 3/23 (16,948) (91)
Short, 91 U.S. Treasury Notes two year contracts 3/23 (18,714) (5)
Long, 16 Ultra U.S. Treasury Bonds contracts 3/23 2,268 23
Net payments (receipts) of variation margin to date 796
Variation margin receivable (payable) on open futures contracts $ (373)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 978++
Totals $ —# $ — $ 978+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 106,299  ¤  ¤ $ 99,025
Total $ 99,025^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $978 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $99,025.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments
97
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in

T. ROWE PRICE Multi-Strategy Total Return Fund

foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 65,117 $ — $ 65,117
Bank Loans — 27,134 1,412 28,546
Short-Term Investments 91,914 3,067 — 94,981
Common Stocks 49,844 15,420 93 65,357
Convertible Preferred Stocks — 339 385 724
Corporate Bonds — 69,996 7 70,003
Preferred Stocks — 840 — 840
Private Investment Company
2
— — — 30
Securities Lending Collateral 7,111 — — 7,111
Options Purchased 20 563 — 583
Total Securities 148,889 182,476 1,897 333,292
Swaps* — 7,401 — 7,401
Forward Currency Exchange
Contracts — 967 — 967
Futures Contracts* 1,272 — — 1,272
Total $ 150,161 $ 190,844 $ 1,897 $ 342,932
Liabilities
Options Written $ — $ 1,115 $ — $ 1,115
Swaps* — 6,706 — 6,706
Forward Currency Exchange
Contracts — 2,088 — 2,088
Futures Contracts* 2,441 — — 2,441
Total $ 2,441 $ 9,909 $ — $ 12,350
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1112-054Q1 01/23
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.